UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08200

BRIDGEWAY FUNDS, INC.
(Exact name of registrant as specified in charter)

5615 Kirby Drive, Suite 518 Houston, Texas		77005-2448
(Address of principal executive offices)		(Zip code)

Michael D. Mulcahy, President Bridgeway Funds, Inc. 5615 Kirby Drive, Suite 518 Houston, Texas 77005-2448
(Name and address of agent for service)

Registrant's telephone number, including area code:		(713) 661-3500

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1 – Schedule of Investments.

BRIDGEWAY AGGRESSIVE INVESTORS 1 FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of Net Assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 100.04%

	Agriculture - 0.99%
	Archer-Daniels-Midland Co.	99,800	3,780,424

	Airlines - 2.47%
	Southwest Airlines Co.	565,400	9,419,564

	Apparel - 5.43%
	CROCS, Inc. *+	145,400	4,936,330
	Gymboree Corp. *	253,000	10,671,540
	Steven Madden Ltd.	131,100	5,144,364
			20,752,234

	Auto Manufacturers - 1.09%
	General Motors Corp.	124,900	4,154,174

	Banks - 1.23%
	US Bancorp +	141,000	4,684,020

	Beverages - 2.15%
	Hansen Natural Corp. *+	252,700	8,207,696

	Biotechnology - 5.63%
	Digene Corp. *	292,300	12,612,745
	Illumina, Inc. *	151,200	4,995,648
	Lifecell Corp. *	120,400	3,879,288
			21,487,681

	Commercial Services - 3.14%
	Administaff, Inc.	97,400	3,282,380
	Sotheby’s +	270,600	8,724,144
			12,006,524

	Computers - 2.52%
	Cognizant Technology Solutions Corp. *	129,900	9,620,394

	Distribution/Wholesale - 1.92%
	WESCO International, Inc. *	126,400	7,334,992

	Diversified Financial Services - 7.09%
	Goldman Sachs Group, Inc. +	49,500	8,373,915
	Merrill Lynch & Co., Inc.	92,400	7,227,528
	Morgan Stanley	104,300	7,604,513
	Nasdaq Stock Market, Inc. *+	128,586	3,888,441
			27,094,397

	Electric - 1.03%
	TXU Corp.	62,700	3,920,004

	Electrical Components & Equipment - 0.44%
	Encore Wire Corp. *+	48,000	1,693,920

	Electronics - 2.06%
	Agilent Technologies, Inc. *	241,200	7,884,828

	Engineering & Construction - 4.23%
	McDermott International, Inc. *	387,000	16,176,600

	Insurance - 0.57%
	WR Berkley Corp. +	61,850	2,188,871

	Internet - 3.18%
	Nutri/System, Inc. *+	195,000	12,146,550

Iron/Steel - 2.73%
Cleveland-Cliffs, Inc. +	107,800	4,108,258
Tenaris SA **	179,000	6,333,020
		10,441,278

Machinery - Construction & Mining - 2.14%
Joy Global, Inc.	217,150	8,167,012

Miscellaneous Manufacturers - 1.98%
Ceradyne, Inc. *+	90,300	3,710,427
Freightcar America, Inc. +	72,800	3,858,400
		7,568,827

Oil & Gas - 11.43%
Chesapeake Energy Corp. +	102,800	2,979,144
ConocoPhillips	121,300	7,220,989
Marathon Oil Corp.	46,000	3,537,400
Pogo Producing Co.	51,500	2,108,925
Tesoro Corp.	193,400	11,213,332
Valero Energy Corp.	254,200	13,083,674
XTO Energy, Inc.	83,542	3,519,624
		43,663,088

Oil & Gas Services - 5.11%
Dril-Quip, Inc. *	48,400	3,275,712
Helix Energy Solutions Group, Inc. *+	281,600	9,405,440
Tetra Technologies, Inc. *	283,600	6,851,776
		19,532,928

Pharmaceuticals - 2.80%
Bristol-Myers Squibb Co. +	174,300	4,343,556
Merck & Co., Inc. +	151,200	6,335,280
		10,678,836

Retail - 8.48%
Big Lots, Inc. *+	770,100	15,255,681
Dillard’s, Inc. +	410,600	13,438,938
Kohl’s Corp. *	57,000	3,700,440
		32,395,059

Savings & Loans - 1.15%
Washington Mutual, Inc. +	101,100	4,394,817

Semiconductors - 1.36%
Amkor Technology, Inc. *+	1,004,700	5,184,252

Software - 6.17%
BMC Software, Inc. *	660,000	17,965,200
Oracle Corp. *	315,200	5,591,648
		23,556,848

Telecommunications - 8.88%
AT&T, Inc. +	327,300	10,656,888
BellSouth Corp.	128,300	5,484,825
BT Group PLC **	78,600	3,974,802
Corning, Inc. *	209,000	5,101,690
Dobson Communications Corp. *	594,500	4,173,390
Motorola, Inc. +	181,500	4,537,500
		33,929,095

Transportation - 2.64%
EGL, Inc. *	91,000	3,316,040
Kirby Corp. *	20	627
Swift Transportation Co., Inc. *+	286,000	6,783,920
		10,100,587

TOTAL COMMON STOCKS
(Cost $326,932,499)		382,165,500

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.92%
Blackrock TempCash Liquidity Fund	5.21%	3,514,055	3,514,055

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $3,514,055)			3,514,055

	Number of
	Contracts	Value
PURCHASED CALL OPTIONS - 0.07%
Amkor Technology, Inc.
expiring December, 2006 at $7.50	2,800	112,000
Garmin Ltd.
expiring October, 2006 at $50.00	1,150	143,750

TOTAL PURCHASED CALL OPTIONS
(Cost $494,642)		255,750

TOTAL INVESTMENTS - 101.03%		385,935,305
(Cost $330,941,196)

Liabilities in Excess of Other Assets - (1.03)%		(3,942,489)
NET ASSETS - 100.00%		$381,992,816

*	Non Income Producing Security
**	ADR - American Depository Receipt
^	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $112,223,553 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY AGGRESSIVE INVESTORS 2 FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 98.58%

	Agriculture - 1.41%
	Archer-Daniels-Midland Co.	209,700	7,943,436

	Airlines - 3.55%
	Alaska Air Group, Inc. *	176,000	6,695,040
	Southwest Airlines Co.	803,200	13,381,312
			20,076,352

	Apparel - 3.90%
	CROCS, Inc. *+	230,400	7,822,080
	Gymboree Corp. *	337,400	14,231,532
			22,053,612

	Auto Manufacturers - 1.08%
	General Motors Corp.	184,300	6,129,818

	Banks - 0.46%
	US Bancorp +	79,000	2,624,380

	Beverages - 2.10%
	Hansen Natural Corp. *+	365,500	11,871,440

	Biotechnology - 4.24%
	Amgen, Inc. *+	44,500	3,183,085
	Illumina, Inc. *+	456,800	15,092,672
	Lifecell Corp. *	177,000	5,702,940
			23,978,697

	Commercial Services - 2.05%
	Administaff, Inc.	62,100	2,092,770
	Sotheby’s +	294,900	9,507,576
			11,600,346

	Computers - 2.27%
	Cognizant Technology Solutions Corp. *	173,300	12,834,598

	Distribution/Wholesale - 1.56%
	WESCO International, Inc. *	151,800	8,808,954

	Diversified Financial Services - 8.11%
	Chicago Mercantile Exchange Holdings, Inc. +	10,000	4,782,500
	Goldman Sachs Group, Inc. +	73,300	12,400,161
	JPMorgan Chase & Co.	135,200	6,348,992
	Merrill Lynch & Co., Inc.	56,800	4,442,896
	Morgan Stanley	153,600	11,198,976
	Nasdaq Stock Market, Inc. *	220,000	6,652,800
			45,826,325

	Electric - 1.02%
	TXU Corp.	92,500	5,783,100

	Electrical Components & Equipment - 2.18%
	Encore Wire Corp. *+	349,600	12,337,384

	Electronics - 1.15%
	Novatel, Inc. *	141,300	6,488,496

	Engineering & Construction - 4.04%
	McDermott International, Inc. *	546,050	22,824,890

	Gas - 0.85%
	Energen Corp.	114,700	4,802,489

Insurance - 0.90%
Selective Insurance Group	55,900	2,940,899
WR Berkley Corp. +	59,950	2,121,631
		5,062,530

Internet - 0.29%
Nutri/System, Inc. *+	26,700	1,663,143

Iron/Steel - 1.44%
Cleveland-Cliffs, Inc. +	133,600	5,091,496
Tenaris SA **	86,500	3,060,370
		8,151,866

Machinery - Construction & Mining - 1.93%
Joy Global, Inc.	290,400	10,921,944

Media - 1.18%
DIRECTV Group, Inc. *+	339,900	6,689,232

Mining - 0.75%
Alcoa, Inc.	151,100	4,236,844

Miscellaneous Manufacturers - 2.33%
Ceradyne, Inc. *+	61,567	2,529,788
Freightcar America, Inc. +	89,000	4,717,000
Illinois Tool Works, Inc.	132,000	5,926,800
		13,173,588

Oil & Gas - 7.84%
Chesapeake Energy Corp. +	85,060	2,465,039
ConocoPhillips	128,900	7,673,417
EnCana Corp.	107,000	4,995,830
Frontier Oil Corp.	192,600	5,119,308
Marathon Oil Corp.	66,500	5,113,850
Pogo Producing Co.	127,500	5,221,125
Tesoro Corp.	69,300	4,018,014
Unit Corp. *	98,200	4,514,254
Valero Energy Corp.	100,600	5,177,882
		44,298,719

Oil & Gas Services - 9.86%
Core Laboratories NV *	78,200	4,989,160
Dril-Quip, Inc. *	139,300	9,427,824
Halliburton Co. +	178,400	5,075,480
Helix Energy Solutions Group, Inc. *+	299,078	9,989,205
Oceaneering International, Inc. *	130,220	4,010,776
Schlumberger Ltd. +	122,200	7,580,066
Tetra Technologies, Inc. *	607,000	14,665,120
		55,737,631

Pharmaceuticals - 2.82%
Aspreva Pharmaceuticals Corp. *	190,000	4,930,500
Bristol-Myers Squibb Co.	154,900	3,860,108
Merck & Co., Inc. +	171,000	7,164,900
		15,955,508

Retail - 8.34%
Big Lots, Inc. *+	1,128,200	22,349,642
Dillard’s, Inc. +	591,600	19,363,068
Kohl’s Corp. *	84,100	5,459,772
		47,172,482

Savings & Loans - 0.45%
Washington Mutual, Inc. +	58,000	2,521,260

Semiconductors - 2.85%
Amkor Technology, Inc. *	1,300,000	6,708,000
Texas Instruments, Inc. +	282,600	9,396,450
		16,104,450

Software - 5.62%
BMC Software, Inc. *		733,400	19,963,148
Informatica Corp. *		264,500	3,594,555
Oracle Corp. *		464,500	8,240,230
			31,797,933

Telecommunications - 8.44%
America Movil SA de CV **+		311,000	12,244,070
AT&T, Inc. +		163,600	5,326,816
BellSouth Corp.		196,600	8,404,650
Broadwing Corp. *+		403,100	5,087,122
BT Group PLC **		81,950	4,144,211
Corning, Inc. *		180,200	4,398,682
Dobson Communications Corp. *		327,600	2,299,752
Motorola, Inc. +		106,400	2,660,000
Verizon Communications, Inc. +		84,900	3,152,337
			47,717,640

Transportation - 3.57%
American Commercial Lines, Inc. *+		106,200	6,313,590
EGL, Inc. *		120,100	4,376,444
Swift Transportation Co., Inc. *+		400,000	9,488,000
			20,178,034

TOTAL COMMON STOCKS
(Cost $532,760,044)			557,367,121

Rate ^		Shares	Value
MONEY MARKET MUTUAL FUNDS - 2.59%
Blackrock TempCash Liquidity Fund	5.21%	14,617,152	14,617,152

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $14,617,152)			14,617,152

		Number of
		Contracts	Value
PURCHASED CALL OPTIONS - 0.04%
Amkor Technology, Inc.
expiring December, 2006 at $7.50		1,200	48,000
Garmin Ltd.
expiring October, 2006 at $50.00		1,600	200,000

TOTAL PURCHASED CALL OPTIONS
(Cost $476,291)			248,000

TOTAL INVESTMENTS - 101.21%			572,232,273
(Cost $547,853,487)
Liabilities in Excess of Other Assets - (1.21)%			(6,825,438)
NET ASSETS - 100.00%			$565,406,835

*	Non Income Producing Security
**	ADR - American Depository Receipt
^	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $183,331,896 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY ULTRA SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 97.42%

	Aerospace/Defense - 1.50%
	LMI Aerospace, Inc. *	98,100	1,814,850

	Airlines - 0.97%
	Midwest Air Group, Inc. *+	149,000	1,174,120

	Banks - 3.15%
	First Regional Bancorp *	5,700	194,199
	Greene County Bancshares, Inc.	18,200	665,392
	Guaranty Federal Bancshares, Inc.	14,800	424,020
	Intervest Bancshares Corp. *	57,900	2,522,124
			3,805,735

	Beverages - 2.02%
	Hansen Natural Corp. *+	75,108	2,439,508

	Biotechnology - 0.48%
	Repligen Corp. *	169,700	576,980

	Building Materials - 0.31%
	Advanced Environmental Recycling Technologies, Inc. *	94,063	212,582
	International Aluminum Corp.	4,200	156,870
			369,452

	Chemicals - 1.30%
	ICO, Inc. *	237,500	1,572,250

	Commercial Services - 5.43%
	CPI Corp.	54,000	2,621,160
	Dollar Financial Corp. *	107,200	2,339,104
	Kendle International, Inc. *	35,600	1,139,912
	Medifast, Inc. *	53,100	460,908
			6,561,084

	Computers - 2.56%
	Cray, Inc. *	85,400	949,648
	Integral Systems, Inc.	22,781	712,134
	Optimal Group, Inc. *	84,000	987,840
	Synplicity, Inc. *	68,300	437,120
			3,086,742

	Diversified Financial Services - 2.36%
	US Global Investors, Inc. *+	115,900	2,847,663

	Electrical Components & Equipment - 2.00%
	Graham Corp.	30,700	544,925
	Lamson & Sessions Co. *+	78,600	1,872,252
			2,417,177

	Electronics - 4.67%
	Novatel, Inc. *	94,400	4,334,848
	Pemstar, Inc. *	355,900	1,299,035
			5,633,883

	Engineering & Construction - 1.64%
	Meadow Valley Corp. *	32,400	329,184
	Sterling Construction Co., Inc. *	82,100	1,646,926
			1,976,110

	Environmental Control - 1.63%
	Clean Harbors, Inc. *	45,200	1,968,460

	Food - 0.90%
	Imperial Sugar Co.	35,000	1,089,200

Healthcare - Products - 4.45%
Advocat, Inc. *	64,200	1,263,456
Air Methods Corp. *	101,246	2,389,406
Neurometrix, Inc. *+	44,600	847,846
Synergetics USA, Inc. *	195,000	869,700
		5,370,408

Insurance - 5.09%
American Physicians Capital, Inc. *	39,700	1,920,686
Meadowbrook Insurance Group, Inc. *	180,000	2,026,800
Mercer Insurance Group, Inc.	51,900	1,341,096
Navigators Group, Inc. *	18,000	864,180
		6,152,762

Internet - 2.49%
Art Technology Group, Inc. *	429,500	1,099,520
TheStreet.com, Inc.	171,700	1,826,888
Web.com, Inc. *	18,800	78,208
		3,004,616

Machinery - Diversified - 7.63%
DXP Enterprises, Inc. *+	52,200	1,220,958
Gerber Scientific, Inc. *	80,000	1,198,400
Intevac, Inc. *	239,600	4,025,280
Kadant, Inc. *	82,100	2,016,376
Paragon Technologies, Inc. *	19,500	119,925
Twin Disc, Inc.	19,300	629,952
		9,210,891

Metal Fabrication - Hardware - 4.84%
AM Castle & Co.	83,600	2,243,824
Ampco-Pittsburgh Corp.	39,100	1,209,363
L.B. Foster Co. *	55,900	899,990
Ladish Co., Inc. *	51,600	1,490,208
		5,843,385

Miscellaneous Manufacturers - 3.97%
Core Molding Technologies, Inc. *	36,000	248,400
GenTek, Inc. *	63,500	1,753,235
PW Eagle, Inc. +	93,000	2,790,930
		4,792,565

Oil & Gas - 6.52%
Barnwell Industries, Inc.	17,400	337,386
Chesapeake Energy Corp. +	84,900	2,460,402
Transglobe Energy Corp. *	132,600	633,828
Vaalco Energy, Inc. *	619,800	4,450,164
		7,881,780

Oil & Gas Services - 5.67%
Allis-Chalmers Energy, Inc. *	81,300	1,190,232
Bolt Technology Corp. *	22,600	302,614
CE Franklin Ltd. *	13,200	148,236
Matrix Service Co. *	200,800	2,628,472
Metretek Technologies, Inc. *	63,200	754,608
TGC Industries, Inc. *	100,500	824,100
Union Drilling, Inc. *	90,000	990,000
		6,838,262

Pharmaceuticals - 0.02%
Memory Pharmaceuticals Corp. *	26,729	27,264

Real Estate - 0.09%
Stratus Properties, Inc. *	3,500	113,260

Retail - 14.20%
Books-A-Million, Inc.	37,900	676,515
Ezcorp, Inc. *	199,406	7,713,024
Jewett-Cameron Trading *	19,300	199,562
Mothers Work, Inc. *	51,600	2,482,992
Pantry, Inc. *+	21,200	1,195,044
PC Connection, Inc. *	117,227	1,353,972
United Retail Group, Inc. *	143,000	2,614,040
Zones, Inc. *	88,000	908,160
		17,143,309

Semiconductors - 2.54%
BTU International, Inc. *	150,700	1,812,921
Ultra Clean Holdings *	118,000	1,260,240
		3,073,161

Software - 0.74%
Opnet Technologies, Inc. *	68,000	891,480

Telecommunications - 2.37%
Knology, Inc. *	149,600	1,484,032
SAVVIS, Inc. *+	48,333	1,377,490
		2,861,522

Transportation - 5.88%
Celadon Group, Inc. *	200,250	3,332,160
US Xpress Enterprises, Inc. *	162,800	3,768,820
		7,100,980

TOTAL COMMON STOCKS
(Cost $94,601,216)		117,638,859

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 3.06%
Blackrock TempCash Liquidity Fund	5.21%	3,694,450	3,694,450

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $3,694,450)			3,694,450

TOTAL INVESTMENTS - 100.48%			121,333,309
(Cost $98,295,666)
Liabilities in Excess of Other Assets - (0.48)%			(583,370)
NET ASSETS - 100.00%			$120,749,939

*	Non Income Producing Security
^	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $15,660,508 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY ULTRA SMALL COMPANY MARKET FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 96.39%

	Advertising - 0.71%
	inVentiv Health, Inc. *	198,300	6,351,549
	Sitel Corp. *	71,400	214,914
	Traffix, Inc.	248,700	1,303,188
			7,869,651

	Aerospace/Defense - 0.35%
	CPI Aerostructures, Inc. *	33,400	156,980
	Ducommun, Inc. *	46,200	862,092
	LMI Aerospace, Inc. *	153,300	2,836,050
			3,855,122

	Agriculture - 0.67%
	The Andersons, Inc.	202,362	6,910,662
	Maui Land & Pineapple Co., Inc. *	17,155	508,989
			7,419,651

	Airlines - 0.62%
	Frontier Airlines Holdings, Inc. *+	174,970	1,443,503
	Hawaiian Holdings, Inc. *	223,064	927,946
	Mesa Air Group, Inc. *	134,600	1,044,496
	Midwest Air Group, Inc. *+	323,709	2,550,827
	World Air Holdings, Inc. *	98,900	890,100
			6,856,872

	Apparel - 0.88%
	Ashworth, Inc. *	182,057	1,247,090
	Bakers Footwear Group, Inc. *	49,113	647,800
	Cherokee, Inc.	52,400	1,918,364
	Hartmarx Corp. *	213,500	1,445,395
	Lakeland Industries, Inc. *	92,510	1,124,922
	Sport-Haley, Inc.	104,900	480,442
	Tandy Brands Accessories, Inc.	65,009	691,046
	Unifi, Inc. *	441,900	1,060,560
	Weyco Group, Inc.	48,675	1,088,860
			9,704,479

	Auto Parts & Equipment - 0.74%
	Miller Industries, Inc. *	70,600	1,289,862
	Noble International Ltd.	127,900	1,600,029
	Proliance International, Inc. *	197,300	901,661
	Tenneco, Inc. *	73,000	1,707,470
	Titan International, Inc. +	144,000	2,603,520
			8,102,542

	Auto Parts & Equipment - 0.09%
	Fuel Systems Solutions, Inc. *	81,750	1,039,860

	Banks - 11.37%
	Abigail Adams National Bancorp	22,220	299,970
	Ameris Bancorp	80,400	2,187,684
	Appalachian Bancshares, Inc. *+	33,500	817,065
	ARROW Financial Corp.	39,346	997,815
	Associated Banc-Corp.	78,480	2,550,600
	The Bancorp, Inc. *	120,700	3,076,643
	Bancshares of Florida, Inc. *	22,000	463,760
	BancTrust Financial Group, Inc.	21,458	598,464
	Bank of America Corp. +	59,718	3,199,093
	Bank of Granite Corp.	110,222	1,932,192
	Bank of the Ozarks, Inc. +	40,800	1,381,896
	BB&T Corp.	1,300	56,914
	Camden National Corp.	52,400	2,106,480
	Capital Bank Corp.	67,400	1,184,218
	Capital Corp. of the West	95,220	2,953,724
	Capital Crossing Bank *	30,376	883,942
	Cardinal Financial Corp.	175,800	1,926,768
	Cascade Bancorp	900	33,795
	Cass Information Systems, Inc. +	91,882	3,042,213
	Center Bancorp, Inc.	36,421	597,304
	Center Financial Corp.	135,600	3,224,568
	Central Bancorp, Inc.	12,300	370,230
	Coast Financial Holdings, Inc. *	76,800	1,279,488
	CoBiz, Inc.	900	20,574
	Columbia Bancorp	26,741	657,561
	Community Bancorp, Inc.	20,000	817,600
	Community Bancorp *	67,200	2,050,272
	Enterprise Financial Services +	59,487	1,835,769
	Fidelity Southern Corp.	57,476	1,040,316
	First Bancorp	27,500	560,450
	First Community Bancshares, Inc.	35,796	1,194,513
	First Mariner Bancorp, Inc. *	48,724	947,682
	First Mutual Bancshares, Inc.	16,335	441,045
	First Regional Bancorp *	35,049	1,194,119

First State Bancorporation	17,000	441,490
Flag Financial Corp.	50,600	1,267,024
FNB Corp./PA	8,640	143,942
FNB Corp./VA	10,803	389,016
FNB Financial Services Corp.	44,218	652,215
Fulton Financial Corp.	130,373	2,110,739
Gateway Financial Holdings, Inc.	94,122	1,344,062
GB&T Bancshares, Inc. +	100,538	2,116,325
Glacier Bancorp, Inc.	972	33,213
Greater Community Bancorp	4,703	71,297
Greene County Bancshares, Inc.	85,613	3,130,011
Guaranty Federal Bancshares, Inc.	62,556	1,792,229
Heritage Commerce Corp.	64,600	1,494,844
Intervest Bancshares Corp. *	85,200	3,711,312
Lakeland Financial Corp.	79,463	1,868,175
LNB Bancorp, Inc.	40,000	680,000
Macatawa Bank Corp.	107,940	2,470,747
MB Financial, Inc.	47,818	1,763,050
Mercantile Bank Corp.	72,320	2,860,256
MidWestOne Financial Group, Inc.	77,412	1,478,569
Northeast Bancorp	4,700	91,885
Northern Empire Bancshares *	55,400	1,552,308
Northrim BanCorp, Inc.	85,971	2,269,634
PAB Bankshares, Inc.	70,000	1,390,200
Pacific Mercantile Bancorp *	71,000	1,149,490
Peoples Bancorp, Inc.	75,600	2,209,788
Pinnacle Financial Partners, Inc. *	127,700	4,571,660
Preferred Bank	42,500	2,548,725
PrivateBancorp, Inc.	37,200	1,700,784
Prosperity Bancshares, Inc.	800	27,232
SCBT Financial Corp.	18,370	687,038
Southern Community Financial Corp.	66,700	648,324
Southside Bancshares, Inc. +	51,659	1,378,779
Southwest Bancorp, Inc.	96,300	2,486,466
State National Bancshares, Inc. +	49,503	1,880,619
Sterling Financial Corp.	1,206	39,111
Suffolk Bancorp	5,300	169,176
Superior Bancorp *	61,700	709,550
TD Banknorth, Inc.	8,718	251,776
Texas United Bancshares, Inc. +	14,618	482,248
TIB Financial Corp.	16,790	536,105
Toronto-Dominion Bank	4,183	247,383
Umpqua Holdings Corp.	189,034	5,406,372
United Security Bancshares +	52,118	1,174,740
Univest Corp. of Pennsylvania	57,865	1,671,720
Valley Bancorp *	35,600	1,573,520
Vineyard National Bancorp	102,940	2,672,322
Virginia Commerce Bancorp *	112,077	2,488,109
Virginia Financial Group, Inc.	32,550	893,823
Washington Trust Bancorp, Inc.	38,877	1,030,629
West Bancorporation, Inc. +	55,125	943,189
Wilshire Bancorp, Inc.	234,944	4,473,334
		125,099,282

Beverages - 0.14%
Green Mountain Coffee Roasters, Inc. *	26,400	971,520
Peet’s Coffee & Tea, Inc. *	17,400	435,174
Redhook ALE Brewery, Inc. *	23,000	91,770
		1,498,464

Biotechnology - 4.54%
Anesiva, Inc. *	150,464	1,020,146
Avant Immunotherapeutics, Inc. *	1,233,400	1,615,754
Avigen, Inc. *	185,290	957,949
BioSphere Medical, Inc. *	126,900	837,540
Cell Genesys, Inc. *+	144,100	658,537
Cotherix, Inc. *+	189,600	1,338,576
CryoLife, Inc. *	219,267	1,414,272
CuraGen Corp. *	158,500	545,240
Cytogen Corp. *	59,061	138,203
Cytokinetics, Inc. *	144,900	931,707
Embrex, Inc. *	146,024	1,723,083
Encysive Pharmaceuticals, Inc. *+	330,900	1,422,870
Entremed, Inc. *	1,103,537	2,052,579
Enzon Pharmaceuticals, Inc. *	265,400	2,189,550
Exact Sciences Corp. *	371,860	754,876
Genitope Corp. *+	218,700	638,604
GenVec, Inc. *	469,085	525,375
Illumina, Inc. *+	52,843	1,745,933
Inovio Biomedical Corp. *	250,700	644,299
Keryx Biopharmaceuticals, Inc. *	57,647	681,964
Lexicon Genetics, Inc. *	305,300	1,150,981
Lifecell Corp. *+	299,250	9,641,835
Maxygen, Inc. *	124,151	1,031,695
Micromet, Inc. *	173,643	463,627
Monogram Biosciences, Inc. *	754,390	1,154,217
Neose Technologies, Inc. *	562,538	1,113,825
Northfield Laboratories, Inc. *+	149,700	2,149,692
Repligen Corp. *	682,464	2,320,377
Sangamo Biosciences, Inc. *	370,100	2,057,756
Seattle Genetics, Inc. *	185,187	900,009

Sirna Therapeutics, Inc. *+	429,400	2,391,758
Sonus Pharmaceuticals, Inc. *	409,200	1,919,148
Stratagene Corp.	23,761	153,971
Vical, Inc. *	337,600	1,704,880
		49,990,828

Building Materials - 0.32%
AAON, Inc.	60,287	1,375,146
Comfort Systems USA, Inc.	43,900	503,094
Imperial Industries, Inc. *+	54,900	613,782
LSI Industries, Inc.	60,600	984,750
		3,476,772

Chemicals - 1.33%
Aceto Corp.	128,044	901,430
American Pacific Corp. *	35,524	271,758
American Vanguard Corp. +	152,000	2,128,000
Balchem Corp.	121,050	2,395,579
ICO, Inc. *	205,490	1,360,344
Landec Corp. *	205,000	2,214,000
Lesco, Inc. *	69,306	561,379
NewMarket Corp.	29,200	1,698,272
Omnova Solutions, Inc. *	243,600	1,018,248
Penford Corp.	11,592	175,503
Quaker Chemical Corp.	99,700	1,939,165
		14,663,678

Coal - 0.09%
Westmoreland Coal Co. *	49,000	963,830

Commercial Services - 4.42%
ACE Cash Express, Inc. *	117,100	3,500,119
Answerthink, Inc. *	237,800	639,682
Bankrate, Inc. *+	144,800	3,845,888
Barrett Business Services *	99,331	2,132,637
Carriage Services, Inc. *	134,500	626,770
Collectors Universe	149,000	2,078,550
Cornell Cos., Inc. *	155,300	2,683,584
Corvel Corp. *	47,489	1,665,914
Diamond Management & Technology Consultants, Inc. *	4,600	51,244
Edgewater Technology, Inc. *	100,000	570,000
Franklin Covey Co. *	192,400	1,056,276
The Geo Group, Inc. *	76,200	3,219,450
Healthcare Services Group	35,550	894,438
HMS Holdings Corp. *	218,000	2,751,160
Home Solutions of America, Inc. *+	403,900	2,213,372
ICT Group, Inc. *	69,828	2,197,487
Intersections, Inc. *	218,900	2,020,447
Kendle International, Inc. *	22,390	716,928
Learning Tree International, Inc. *	6,368	51,772
Medifast, Inc. *	199,100	1,728,188
Multi-Color Corp.	59,136	1,700,160
National Research Corp.	40,300	1,027,650
On Assignment, Inc. *	173,500	1,702,035
Opinion Research Corp. *	17,400	201,144
PeopleSupport, Inc. *	205,900	3,809,150
Perceptron, Inc. *	119,274	1,023,371
RCM Technologies, Inc. *	170,459	864,227
Rewards Network, Inc. *+	238,700	1,162,469
Standard Parking Corp. *	81,100	2,544,918
		48,679,030

Computers - 3.58%
Ansoft Corp. *	100,600	2,505,946
Comtech Group, Inc. *	36,492	546,285
Cray, Inc. *	110,987	1,234,175
Datalink Corp. *	382,100	3,534,425
Dataram Corp.	82,533	390,381
Delphax Technologies, Inc. *	21,350	29,890
Dot Hill Systems Corp. *	516,068	2,012,665
Immersion Corp. *	273,226	1,953,566
Integral Systems, Inc.	77,500	2,422,650
InterVoice, Inc. *	268,300	1,701,022
LaserCard Corp. *	162,100	2,113,784
Magma Design Automation *	220,300	2,004,730
Netscout Systems, Inc. *	236,500	1,534,885
PAR Technology Corp. *	69,739	632,533
Printronix, Inc.	69,800	931,830
Radiant Systems, Inc. *	141,800	1,712,944
Rimage Corp. *	112,700	2,526,734
SI International, Inc. *	76,700	2,452,866
Stratasys, Inc. *+	80,200	2,118,082
Synplicity, Inc. *	320,700	2,052,480
TechTeam Global, Inc. *	190,370	1,505,827
Tier Technologies, Inc. *	176,500	1,200,200
Transact Technologies, Inc. *	155,331	1,382,446
Xanser Corp. *	151,200	884,520
		39,384,866

Cosmetics/Personal Care - 0.10%
Parlux Fragrances, Inc. *+	226,019	1,150,437

Distribution/Wholesale - 0.78%
Bell Microproducts, Inc. *	207,300	1,075,887
Central European Distribution Corp. *+	52,125	1,220,246
Handleman Co. +	123,100	934,329
Industrial Distribution Group, Inc. *	118,087	1,043,889
Infosonics Corp. *+	297,200	1,798,060
Navarre Corp. *+	223,644	899,049
Rentrak Corp. *	83,800	956,996
Valley National Gases, Inc.	27,600	689,172
		8,617,628

Diversified Financial Services - 1.59%
Aether Holdings, Inc. *	186,054	1,105,161
Asta Funding, Inc. +	62,100	2,328,129
Consumer Portfolio Services *	332,800	1,926,912
Federal Agricultural Mortgage Corp.	83,900	2,220,833
Marlin Business Services *	93,800	1,960,420
Nicholas Financial, Inc. *+	118,500	1,637,670
Sanders Morris Harris Group, Inc.	146,409	1,831,577
TradeStation Group, Inc. *	245,974	3,706,828
United PanAm Financial Corp. *	53,100	821,988
		17,539,518

Electric - 0.29%
Central Vermont Public Service Corp.	55,600	1,229,316
Green Mountain Power Corp.	51,100	1,705,207
Unitil Corp.	9,400	228,420
		3,162,943

Electrical Components & Equipment - 1.18%
Active Power, Inc. *	425,625	1,064,063
American Superconductor Corp. *+	125,100	1,158,426
C&D Technologies, Inc.	76,600	543,860
Distributed Energy Systems Corp. *+	306,149	988,861
Graham Corp.	43,900	779,225
Lamson & Sessions Co. *+	203,600	4,849,752
Nortech Systems, Inc. *	1,400	10,150
TII Network Technologies, Inc. *	143,700	396,612
Ultralife Batteries, Inc. *	209,543	2,181,343
Valence Technology, Inc. *+	522,800	1,014,232
		12,986,524

Electronics - 2.29%
Advanced Photonix, Inc. *+	156,350	265,795
Axsys Technologies, Inc. *	86,887	1,477,079
Cyberoptics Corp. *	59,700	788,040
FARO Technologies, Inc. *+	145,600	2,780,960
Frequency Electronics, Inc. *	14,600	189,362
International DisplayWorks, Inc. *	320,200	2,039,674
Keithley Instruments, Inc.	86,552	1,103,538
LeCroy Corp. *	82,040	1,130,511
Measurement Specialties, Inc. *	104,500	1,948,925
Merix Corp. *	286,700	2,755,187
Napco Security Systems, Inc. *	177,334	1,056,911
NU Horizons Electronics Corp. *	114,000	1,452,360
OI Corp.	35,200	352,000
OYO Geospace Corp. *	36,600	2,077,050
Pemstar, Inc. *	133,297	486,534
Planar Systems, Inc. *	120,000	1,362,000
Tech Research Corp.	83,900	356,575
UQM Technologies, Inc. *	191,100	523,614
X-Rite, Inc.	148,500	1,594,890
Zygo Corp. *	116,600	1,486,650
		25,227,655

Energy-Alternate Sources - 0.19%
Evergreen Solar, Inc. *+	178,400	1,480,720
MGP Ingredients, Inc. +	31,028	659,966
		2,140,686

Engineering & Construction - 0.52%
Layne Christensen Co. *	161,900	4,625,483
Michael Baker Corp. *	51,700	1,052,612
		5,678,095

Entertainment - 0.87%
Canterbury Park Holding Corp.	59,400	752,598
Dover Motorsports, Inc.	124,000	672,080
Gaming Partners International Corp.	124,800	2,401,152
Great Wolf Resorts, Inc. *	92,800	1,109,888
Nevada Gold & Casinos, Inc. *	128,900	622,587
Silverleaf Resorts, Inc. *+	388,800	1,485,216
Steinway Musical Instruments *	61,400	1,719,200
Sunterra Corp. *	74,447	843,484
		9,606,205

Environmental Control - 1.16%
Ceco Environmental Corp. *	60,575	560,319
Clean Harbors, Inc. *	157,947	6,878,592
Darling International, Inc. *	424,600	1,779,074
Waste Industries USA, Inc.	130,900	3,538,227
		12,756,212

Food - 1.46%
Cal-Maine Foods, Inc.	312,700	2,073,201
Cuisine Solutions, Inc. *	65,800	377,692
Imperial Sugar Co.	79,016	2,458,978
Lifeway Foods, Inc. *	156,302	1,069,106
M&F Worldwide Corp. *	106,598	1,566,991
Rocky Mountain Chocolate Factory, Inc.	108,136	1,467,405
Spartan Stores, Inc.	343,650	5,807,685
Village Super Market	12,300	822,870
Zapata Corp. *	57,600	388,224
		16,032,152

Forest Products & Paper - 0.18%
Mercer International, Inc. *+	183,187	1,729,285
Pope & Talbot, Inc.	48,900	281,175
		2,010,460

Gas - 0.41%
Chesapeake Utilities Corp.	57,400	1,724,870
EnergySouth, Inc.	56,450	1,905,187
SEMCO Energy, Inc. *	148,400	836,976
		4,467,033

Hand/Machine Tools - 0.04%
LS Starrett Co.	29,200	417,560

Healthcare - Products - 5.36%
Abaxis, Inc. *	169,700	3,969,283
Air Methods Corp. *	115,939	2,736,160
Angiodynamics, Inc. *	83,256	1,724,232
Atrion Corp.	39,148	3,026,140
Cantel Medical Corp. *	64,599	897,280
Cardiac Science Corp. *	2	15
Cardiotech International, Inc. *	11,500	14,720
Cerus Corp. *	318,791	1,769,290
Cholestech Corp. *	114,900	1,378,800
Criticare Systems, Inc. *	60,350	235,365
Encore Medical Corp. *	81,679	514,578
Endologix, Inc. *	546,224	2,190,358
EPIX Pharmaceuticals, Inc. *	141,993	587,851
E-Z-EM, Inc. *	53,100	837,918
Hanger Orthopedic Group, Inc. *	144,200	948,836
IRIS International, Inc. *	131,000	1,506,500
LCA-Vision, Inc. +	241,297	9,967,979
Lifecore Biomedical, Inc. *	217,646	3,068,809
Merit Medical Systems, Inc. *	17,500	237,650
Microtek Medical Holdings, Inc. *	265,469	929,141
Natus Medical, Inc. *	111,000	1,515,150
NMT Medical, Inc. *	171,100	2,643,495
Orthologic Corp. *	441,899	574,469
PhotoMedex, Inc. *	404,800	659,824
Somanetics Corp. *+	167,852	3,350,326
Spectranetics Corp. *	166,700	1,950,390
SRI/Surgical Express, Inc. *	6,755	29,384
TriPath Imaging, Inc. *	317,100	2,863,413
Tutogen Medical, Inc. *	192,800	861,816
Utah Medical Products, Inc.	49,900	1,583,327
Vital Images, Inc. *	1,851	58,455
Young Innovations, Inc.	62,100	2,233,116
ZEVEX International, Inc. *	136,920	1,230,911
Zoll Medical Corp. *	80,100	2,874,789
		58,969,770

Healthcare - Services - 1.83%
Alliance Imaging, Inc. *	335,992	2,624,097
Almost Family, Inc. *	5,800	134,618
Amedisys, Inc. *	171,100	6,787,537
Five Star Quality Care, Inc. *	171,900	1,849,644
Hythiam, Inc. *+	270,099	1,950,115
I-Trax, Inc. *	240,264	675,142
NovaMed, Inc. *	194,400	1,531,872
Pediatric Services of America, Inc. *	32,433	392,115
Psychiatric Solutions, Inc. *	104,600	3,565,814
VistaCare, Inc. *	63,600	661,440
		20,172,394

Holding Companies - Diversified Operations - 0.24%
Microfield Group, Inc. *+	150,000	259,500
Resource America, Inc.	114,900	2,389,920
		2,649,420

Home Builders - 0.72%
Amrep Corp.	17,100	835,677
Cavalier Homes, Inc. *	220,600	703,714
Cavco Industries, Inc. *	53,700	1,692,087
Modtech Holdings, Inc. *	198,400	1,103,104
Nobility Homes, Inc.	28,500	764,085
Skyline Corp.	72,600	2,774,046
		7,872,713

Home Furnishings - 0.76%
Applica, Inc. *	289,959	1,562,879
Audiovox Corp. *	85,900	1,195,728
Bassett Furniture Industries, Inc.	6,048	98,220
Cobra Electronics Corp.	174,800	1,485,800
Digital Theater System, Inc. *	112,000	2,372,160
Koss Corp.	4,138	80,484
Universal Electronics, Inc. *	84,315	1,601,985
		8,397,256

Household Products/Wares - 0.47%
CNS, Inc.	134,250	3,789,877
Nashua Corp. *	38,600	269,814
Russ Berrie & Co., Inc. *	75,612	1,152,327
		5,212,018

Housewares - 0.32%
Lifetime Brands, Inc.	76,303	1,413,132
National Presto Industries	38,804	2,144,697
		3,557,829

Insurance - 2.57%
21st Century Holding Co.	58,611	1,081,959
American Independence Corp. *	45,135	514,088
Donegal Group, Inc.	185,425	3,749,293
Fidelity National Financial, Inc.	45,941	1,913,443
Investors Title Co.	56,432	2,499,938
LandAmerica Financial Group, Inc. +	30,285	1,992,450
Meadowbrook Insurance Group, Inc. *	370,400	4,170,704
Mercer Insurance Group, Inc. +	63,278	1,635,103
Merchants Group, Inc.	3,400	101,966
NYMAGIC, Inc.	62,400	1,978,080
Penn Treaty American Corp. *	162,300	1,191,282
PMA Capital Corp. *	121,802	1,074,294
Procentury Corp.	124,200	1,863,000
SCPIE Holdings, Inc. *	89,550	2,108,007
SeaBright Insurance Holdings, Inc. *	15,650	218,630
Specialty Underwriters’ Alliance, Inc. *	181,004	1,502,333
United America Indemnity, Ltd. *	28,704	644,979
		28,239,549

Internet - 4.90%
Access Integrated Technologies *+	168,000	1,590,960
ActivIdentity Corp. *	453,900	2,133,330
Aladdin Knowledge Systems *	51,974	875,762
Art Technology Group, Inc. *	1,112,200	2,847,232
Centillium Communications, Inc. *	437,100	891,684
Chodiant Software, Inc. *	26,843	82,408
Click Commerce, Inc. *+	176,560	3,993,787
Corillian Corp. *	393,570	1,078,382
Digitas, Inc. *	134,521	1,294,092
Drugstore.Com *	205,671	709,565
EDGAR Online, Inc. *	104,000	378,560
ePlus, Inc. *	100,800	982,800
Expedia, Inc. *	144,098	2,259,457
Harris Interactive, Inc. *	450,102	2,745,622
IAC/InterActive Corp. *	144,098	4,144,258
I-many, Inc. *	523,200	1,046,400
Imergent, Inc. *+	176,500	2,493,945
Insure.com, Inc. *	30,400	83,296
Jupitermedia Corp. *	164,000	1,420,240
The Knot, Inc. *	186,800	4,133,884
Looksmart *	162,900	478,926
Napster, Inc. *	595,327	2,542,046
Network Engines, Inc. *	421,909	890,228
Online Resources Corp. *	218,500	2,676,625
PC-Tel, Inc. *	152,137	1,597,438
Perficient, Inc. *	186,138	2,918,644
Quovadx, Inc. *	84,608	220,827
Secure Computing Corp. *	47,600	301,308
Stellent, Inc.	186,137	2,017,725
TheStreet.com, Inc.	335,500	3,569,720
Valueclick, Inc. *	38,914	721,466
WatchGuard Technologies *	200,716	853,043
		53,973,660

Iron/Steel - 1.38%
Friedman Industries	98,300	820,805
Great Northern Iron Ore Property +	12,000	1,240,800
Olympic Steel, Inc.	86,700	2,155,362
Oregon Steel Mills, Inc. *	170,000	8,307,900
Steel Dynamics, Inc. +	36,000	1,816,200
Wheeling-Pittsburgh Corp. *	49,300	843,523
		15,184,590

Leisure Time - 0.73%
Aldila, Inc.	112,579	1,739,346
Ambassadors International, Inc.	94,278	2,978,242
Cybex International, Inc. *	90,900	604,485
GameTech Intl, Inc. *	180,255	1,800,747
Multimedia Games, Inc. *	97,465	884,982
		8,007,802

Lodging - 0.65%
Gaylord Entertainment Co. *	44,852	1,966,760
Interstate Hotels and Resorts, Inc. *	187,900	2,025,562
Monarch Casino & Resort, Inc. *	164,800	3,195,472
		7,187,794

Machinery - Diversified - 1.32%
Gehl Co. *	165,150	4,422,717
Global Power Equipment Group, Inc. *+ #	395,000	398,950
Hurco Cos., Inc. *	219,934	5,285,014
Twin Disc, Inc.	136,400	4,452,096
		14,558,777

Media - 1.30%
ADDvantage Technologies Group, Inc. *	194,100	815,220
DG FastChannel, Inc. *	12,100	127,655
Gray Television, Inc.	253,400	1,624,294
Lodgenet Entertainment Corp. *	144,700	2,731,936
Moscow CableCom Corp. *+	111,000	1,002,330
Nexstar Broadcasting Group, Inc. *	109,600	432,920
Outdoor Channel Holdings, Inc. *	237,931	2,591,069
Point.360 *	61,200	113,220
Sirius Satellite Radio, Inc. *+	582,300	2,276,793
Spanish Broadcasting System *	581,176	2,539,739
		14,255,176

Metal Fabrication - Hardware - 0.97%
Ampco-Pittsburgh Corp.	89,800	2,777,514
Empire Resources, Inc.	173,900	1,530,320
Hawk Corp. *	17,400	224,460
L.B. Foster Co. *	95,300	1,534,330
Ladish Co., Inc. *	64,700	1,868,536
Lawson Products	25,900	1,085,728
NN, Inc.	65,246	771,860
Northwest Pipe Co. *	11,347	340,410
Sun Hydraulics Corp.	27,566	565,379
		10,698,537

Mining - 0.21%
Kinross Gold Corp. *	22,353	279,860
Mines Management, Inc. *	53,794	301,246
United States Lime & Minerals, Inc. *	53,700	1,648,590
Vista Gold Corp. *	11,300	114,356
		2,344,052

Miscellaneous Manufacturers - 0.94%
Ceradyne, Inc. *+	122,625	5,038,661
EnPro Industries, Inc. *	13,600	408,816
Flanders Corp. *	270,542	2,315,839
Park-Ohio Holdings Corp. *	98,597	1,359,653
PW Eagle, Inc. +	5,000	150,050
Raven Industries, Inc.	35,600	1,068,356
		10,341,375

Office Furnishings - 0.03%
Compx International, Inc.	19,400	302,446

Office/Business Equipment - 0.03%
TRM Corp. *	155,941	347,748

Oil & Gas - 1.92%
ATP Oil & Gas Corp. *+	188,700	6,970,578
Brigham Exploration Co. *	176,600	1,195,582
Delta Petroleum Corp. *+	8,903	200,496
FieldPoint Petroleum Corp. *	107,600	305,584
Giant Industries, Inc. *	133,800	10,864,560
Meridian Resource Corp. *	404,000	1,236,240
Royale Energy, Inc. *	93,856	374,485
		21,147,525

Oil & Gas Services - 1.42%
Bolt Technology Corp. *	207,509	2,778,545
Dawson Geophysical Co. *	31,599	938,490
Lufkin Industries, Inc.	95,742	5,066,667
Matrix Service Co. *	142,332	1,863,126
Metretek Technologies, Inc. *	120,216	1,435,379
Mitcham Industries, Inc. *	142,055	1,501,521
Omni Energy Services Corp. *	181,994	1,379,515
TGC Industries, Inc. *	87,100	714,220
		15,677,463

Packaging& Containers - 0.24%
AEP Industries, Inc. *	63,000	2,642,850

Pharmaceuticals - 5.53%
Advancis Pharmaceutical Corp. *	273,563	1,635,907
Anika Therapeutics, Inc. *	197,639	2,634,528
Array Biopharma, Inc. *	244,314	2,081,555
Auxilium Pharmaceuticals, Inc. *+	132,568	1,341,588
AVI BioPharma, Inc. *	432,800	1,571,064
Bentley Pharmaceuticals, Inc. *	185,750	2,229,000
Cell Therapeutics, Inc. *+	177,627	303,742
Collagenex Pharmaceuticals, Inc. *	140,200	1,821,198
Dendreon Corp. *+	424,900	1,899,303
Discovery Laboratories, Inc. *+	772,967	1,646,420
Eli Lilly & Co. +	34,669	1,976,133
Emisphere Technologies, Inc. *+	263,454	2,226,186
Genta, Inc. *+	986,200	769,236
HealthExtras, Inc. *	21,900	619,989
Hemispherx Biopharma, Inc. *+	831,400	1,554,718
Hollis-Eden Pharmaceuticals *	82,524	436,552
Indevus Pharmaceuticals, Inc. *	480,300	2,843,376
Inspire Pharmaceuticals, Inc. *	124,136	631,852
Integrated Biopharma, Inc. *	54,100	431,718
Intrabiotics Pharmaceuticals, Inc. *	61,300	232,327
Introgen Therapeutics, Inc. *+	57,080	256,860
Mannatech, Inc. +	90,680	1,606,850
Matrixx Initiatives, Inc. *	49,344	939,016
Nastech Pharmaceutical Co., Inc. *+	82,994	1,266,488
Neopharm, Inc. *+	315,060	1,528,041
NitroMed, Inc. *+	223,938	709,884
NPS Pharmaceuticals, Inc. *	204,625	779,621
Nuvelo, Inc. *	136,104	2,482,537
Pain Therapeutics, Inc. *+	114,000	982,680
Penwest Pharmaceuticals Co. *	28,000	466,200
PetMed Express, Inc. *	211,999	2,213,270
Pharmacyclics, Inc. *	208,500	1,013,310
The Quigley Corp. *	75,248	568,122
Reliv International, Inc.	206,200	1,855,800
Rigel Pharmaceuticals, Inc. *	220,562	2,265,172
SciClone Pharmaceuticals, Inc. *	677,800	1,572,496
Sciele Pharma, Inc. *	279,200	5,260,128
Spectrum Pharmaceuticals, Inc. *+	463,400	2,428,216
Threshold Pharmaceuticals, Inc. *	539,365	1,386,168
Trimeris, Inc. *	144,906	1,275,173
Vivus, Inc. *	297,500	1,100,750
		60,843,174

Real Estate - 0.55%
California Coastal Communities, Inc. *	109,900	2,259,544
Consolidated-Tomoka Land Co.	43,800	2,810,646
Housevalues, Inc. *+	145,970	852,465
Wilshire Enterprises, Inc.	27,300	131,040
		6,053,695

Retail - 3.73%
Big Dog Holdings, Inc. *	137,456	1,686,585
Books-A-Million, Inc.	191,906	3,425,522
Buffalo Wild Wings, Inc. *	47,500	1,816,875
Cache, Inc. *	155,936	2,789,695
Collegiate Pacific, Inc.	138,400	1,353,552
Ezcorp, Inc. *	98,200	3,798,376
Famous Dave’s Of America, Inc. *	172,400	2,620,480
First Cash Financial Services, Inc. *	232,500	4,787,175
Friendly Ice Cream Corp. *	97,900	1,052,425
Frisch’s Restaurants, Inc.	47,800	1,149,112
GTSI Corp. *	17,086	143,864
Hastings Entertainment, Inc. *	33,500	226,125
Kirkland’s, Inc. *	56,352	275,561
Luby’s, Inc. *	252,700	2,494,149
Mothers Work, Inc. *	61,700	2,969,004
Pantry, Inc. *+	3,300	186,021
PriceSmart, Inc. *	126,200	1,905,620
Restoration Hardware, Inc. *	71,456	619,524
Rush Enterprises, Inc. - Class A *	43,600	727,248
Rush Enterprises, Inc. - Class B *	43,600	679,724
Shoe Carnival, Inc. *	78,700	1,984,814
Tweeter Home Entertainment Group, Inc. *	100,016	456,073
United Retail Group, Inc. *	167,100	3,054,588
Zones, Inc. *	80,799	833,846
		41,035,958

Savings & Loans - 3.96%
Abington Community Bancorp, Inc. +	73,411	1,102,633
American Bancorp of New Jersey	183,800	2,178,030
BFC Financial Corp. *	238,400	1,392,256
Brookline Bancorp, Inc.	72,316	994,345
Carver Bancorp, Inc.	53,600	889,760
Centrue Financial Corp. *	26,000	598,260
Citizens First Banco, Inc.	72,400	1,843,304
Clifton Savings Bancorp, Inc.	127,300	1,428,306
Cooperative Bankshares, Inc. +	57,250	1,040,805
Fidelity Bancorp, Inc.	47,512	890,850
First Defiance Financial Corp.	5,291	150,952
First Pactrust Bancorp, Inc.	53,800	1,527,920
First Place Financial Corp.	45,088	1,021,694
FirstBank NW Corp.	42,984	1,196,675
Flushing Financial Corp.	117,319	2,053,082

Harrington West Financial Group, Inc.	86,320	1,415,648
HMN Financial, Inc.	55,300	1,922,228
Home Federal Bancorp, Inc.	69,431	1,079,652
Home Federal Bancorp	14,076	390,609
Horizon Financial Corp.	46,700	1,394,462
ITLA Capital Corp.	21,300	1,145,088
LSB Corp.	76,350	1,297,950
MASSBANK Corp.	20,536	669,063
NewAlliance Bancshares, Inc.	67,028	981,960
NewMil Bancorp, Inc.	32,900	1,349,229
Pacific Premier Bancorp, Inc. *	28,400	340,800
PennFed Financial Services, Inc.	89,700	1,504,269
Provident Financial Holdings, Inc.	8,294	249,981
Pulaski Financial Corp.	113,193	1,862,025
PVF Capital Corp.	83,292	854,576
Rainier Pacific Financial Group, Inc.	61,400	1,117,480
Riverview Bancorp, Inc.	51,600	696,600
Rome Bancorp, Inc.	36,219	465,414
Synergy Financial Group, Inc.	22,700	365,470
Teche Holding Co.	11,400	618,450
Timberland Bancorp, Inc.	53,600	1,881,360
United Community Financial Corp.	89,922	1,107,839
United Financial Bancorp, Inc.	61,157	790,760
United Western Bancorp, Inc. *	20,400	434,112
Washington Savings Bank FSB *	95,850	900,032
Willow Financial Bancorp, Inc.	29,569	463,051
		43,606,980

Semiconductors - 3.08%
ALL American Semiconductor *	13,200	39,600
Anadigics, Inc. *+	402,158	2,879,451
BTU International, Inc. *+	258,700	3,112,161
Diodes, Inc. *	63,225	2,729,423
ESS Technology *	275,693	256,394
Integrated Silicon Solution, Inc. *	356,064	1,986,837
IXYS Corp. *	45,110	378,473
Kopin Corp. *	445,000	1,490,750
Leadis Technology, Inc. *	274,808	1,090,988
Logicvision, Inc. *	52,194	68,896
LTX Corp. *	213,030	1,067,280
Microsemi Corp. *	89,827	1,693,239
Microtune, Inc. *	289,700	1,407,942
Mindspeed Technologies, Inc. *+	432,900	748,917
MIPS Technologies, Inc. *	102,938	694,831
MoSys, Inc. *	184,709	1,243,092
Pericom Semiconductor Corp. *	249,600	2,433,600
Pixelworks, Inc. *	697,024	2,056,221
QuickLogic Corp. *	352,900	1,249,266
Rudolph Technologies, Inc. *	61,200	1,121,796
Spire Corp. *	13,200	92,664
Staktek Holdings, Inc. *	364,510	2,179,770
Therma-Wave, Inc. *	392,200	466,718
Ultra Clean Holdings *	104,804	1,119,307
Virage Logic Corp. *	159,800	1,455,778
White Electronic Designs Corp. *	171,400	851,858
		33,915,252

Software - 3.74%
Actuate Corp. *	652,030	2,881,973
Allscripts Healthcare Solutions, Inc. *+	94,453	2,120,470
American Software, Inc.	31,038	212,610
Authentidate Holding Corp. *	334,299	548,250
Bottomline Technologies, Inc. *	117,079	1,142,691
CAM Commerce Solutions, Inc.	93,900	1,878,000
Captaris, Inc. *	161,565	946,771
Computer Programs & Systems, Inc.	16,547	542,245
Concur Technologies, Inc. *	112,900	1,642,695
Datawatch Corp. *	14,449	36,556
Digi International, Inc. *	112,936	1,524,636
Digital Angel Corp. *	251,050	652,730
Document Sciences Corp. *	8,788	52,728
Embarcadero Technologies, Inc. *	199,200	1,637,424
Interactive Intelligence, Inc. *	168,700	1,950,172
Intervideo, Inc. *	114,900	1,463,826
INVESTools, Inc. *	22,700	241,301
MetaSolv, Inc. *	255,093	772,932
Moldflow Corp. *	163,600	1,948,476
MSC.Software Corp. *	42,200	649,880
Neoware, Inc. *+	110,000	1,494,900
Nuance Communications, Inc. *+	130,592	1,066,937
Opnet Technologies, Inc. *	221,098	2,898,595
Peerless Systems Corp. *	412,400	1,352,672
Pervasive Software, Inc. *	174,800	671,232
Quality Systems, Inc.+	92,000	3,568,680
Seachange International, Inc. *	407,000	3,618,230
Unica Corp. *	114,099	1,175,220
Witness Systems, Inc. *	138,850	2,434,040
		41,126,872

Telecommunications - 4.04%
Anaren, Inc. *	77,000	1,622,390
Avici Systems, Inc. *+	345,601	2,989,449
Aware, Inc. *	373,800	2,115,708
CalAmp Corp. *	293,700	1,788,633
Carrier Access Corp. *	315,600	2,240,760
ClearOne Communications, Inc. *	1,120	4,021
Comarco, Inc. *	12,100	107,690
Communications Systems, Inc.	7,000	65,380
Comtech Telecommunications Corp. *+	7,050	236,034
CT Communications, Inc.	127,397	2,767,063
Ditech Networks, Inc. *	267,670	2,063,736
Essex Corp. *	11,800	205,320
Globecomm Systems, Inc. *	234,030	1,998,616
HickoryTech Corp.	5,895	41,265
ID Systems, Inc. *	88,700	2,095,981
Knology, Inc. *	229,700	2,278,624
KVH Industries, Inc. *	208,100	2,653,275
Lightbridge, Inc. *	177,291	2,077,850
NMS Communications Corp. *	497,300	1,439,683
North Pittsburgh Systems, Inc.	40,831	1,027,716
Optical Cable Corp. *	89,225	459,509
Performance Technologies, Inc. *	119,922	815,469
Radyne Corp. *	172,100	2,106,504
Relm Wireless Corp. *	257,900	2,014,199
Rural Cellular Corp. *	65,300	628,839
SBA Communications Corp. *	11,100	270,063
Sirenza Microdevices, Inc. *	390,600	3,085,740
Spectralink Corp.	30,210	248,024
Stratos International, Inc. *	212,779	1,472,431
Tollgrade Communications, Inc. *	147,500	1,320,125
Vyyo, Inc. *	19,331	92,209
Warwick Valley Telephone Co.	5,400	108,540
WJ Communications *	282,299	609,766
WPCS International, Inc. *+	139,000	1,380,270
		44,430,882

Textiles - 0.12%
Culp, Inc. *	5,200	28,860
Dixie Group, Inc. *	83,536	1,246,357
		1,275,217

Toys/Games/Hobbies - 0.13%
Topps Company, Inc.	164,405	1,473,069

Transportation - 1.65%
Celadon Group, Inc. *	256,275	4,264,416
Covenant Transport, Inc. *	141,100	1,722,831
Frozen Food Express Industries *	187,600	1,423,884
HUB Group, Inc. *	289,200	6,587,976
Marten Transport Ltd. *	168,099	2,872,812
Patriot Transportation Holding, Inc. *	16,400	1,239,184
		18,111,103

Trucking & Leasing - 0.21%
Greenbrier Cos., Inc.	77,800	2,256,978

Water - 0.43%
Connecticut Water Service, Inc.	48,900	1,079,712
Middlesex Water Co.	64,957	1,249,123
Southwest Water Co.	88,061	1,076,986
York Water Co.	68,550	1,303,821
		4,709,642

TOTAL COMMON STOCKS
(Cost $750,324,481)		1,060,977,601

EXCHANGE TRADED FUNDS - 2.64%
iShares Russell 2000 Index Fund+	199,200	14,336,424
iShares Russell 2000 Value Index Fund	200,000	14,740,000
		29,076,424

TOTAL EXCHANGE TRADED FUNDS
(Cost $27,396,180)		29,076,424

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 1.01%
Blackrock TempCash Liquidity Fund	5.21%	11,083,450	11,083,450

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $11,083,450)			11,083,450

TOTAL INVESTMENTS - 100.04%			1,101,137,475
(Cost $788,804,111)
Liabilities in Excess of Other Assets - (0.04)%			(490,189)
NET ASSETS - 100.00%			$1,100,647,286

*	Non Income Producing Security
^	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $137,978,963 at September 30, 2006.
#	Fair valued security; valued in accordance with procedures approved by the Board of Trustees. As of
September 30, 2006, these securities had total value of $398,950 or 0.04% of total net assets.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY MICRO CAP LIMITED FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 97.47%

	Apparel - 6.24%
	Steven Madden Ltd.	50,100	1,965,924
	True Religion Apparel, Inc. *+	121,000	2,554,310
			4,520,234

	Banks - 0.38%
	First Regional Bancorp *	8,100	275,967

	Beverages - 0.74%
	National Beverage Corp. +	44,900	534,759

	Chemicals - 1.42%
	NewMarket Corp.	17,700	1,029,432

	Commercial Services - 2.93%
	Dollar Financial Corp. *	26,500	578,230
	ICT Group, Inc. *	28,900	909,483
	Labor Ready, Inc. *	39,800	634,014
			2,121,727

	Computers - 4.73%
	Optimal Group, Inc. *	133,200	1,566,432
	SYKES Enterprises, Inc. *	62,600	1,273,910
	Xyratex Ltd. *	30,900	588,954
			3,429,296

	Diversified Financial Services - 2.11%
	Ocwen Financial Corp. *+	102,500	1,527,250

	Electrical Components & Equipment - 7.66%
	Encore Wire Corp. *+	56,400	1,990,356
	The Lamson & Sessions Co. *	40,100	955,182
	Littelfuse, Inc. *	40,200	1,394,940
	Superior Essex, Inc. *	35,300	1,209,025
			5,549,503

	Electronics - 6.40%
	II-VI, Inc. *	59,100	1,472,772
	Novatel, Inc. *	22,700	1,042,384
	Rogers Corp. *	34,300	2,118,025
			4,633,181

	Environmental Control - 1.56%
	Clean Harbors, Inc. *	26,000	1,132,300

	Hand/Machine Tools - 1.22%
	Baldor Electric Co.	28,600	881,738

	Healthcare - Products - 3.69%
	ICU Medical, Inc. *	39,278	1,786,363
	SurModics, Inc. *	25,200	885,024
			2,671,387

	Healthcare - Services - 0.56%
	Res-Care, Inc. *	20,300	407,827

	Home Furnishings - 2.06%
	Kimball International, Inc.	77,300	1,491,890

	Insurance - 6.45%
	CNA Surety Corp. *	53,000	1,070,600
	Navigators Group, Inc. *	37,700	1,809,977
	Safety Insurance Group, Inc.	9,100	442,806
	Tower Group, Inc.	40,400	1,347,340
			4,670,723

	Internet - 5.64%
	GigaMedia Ltd. *	109,500	1,226,400
	Knot, Inc. *	50,700	1,121,991
	Nutri/System, Inc. *+	7,000	436,030
	Trizetto Group *	86,000	1,302,040
			4,086,461

Machinery - Diversified - 2.17%
Intevac, Inc. *	50,000	840,000
Kadant, Inc. *	29,800	731,888
		1,571,888

Miscellaneous Manufacturers - 4.80%
Freightcar America, Inc. +	43,800	2,321,400
PW Eagle, Inc. +	38,400	1,152,384
		3,473,784

Oil & Gas - 1.95%
Bronco Drilling Co., Inc. *	80,400	1,413,432

Oil & Gas Services - 8.25%
Hercules Offshore, Inc. *	30,200	937,710
Lufkin Industries, Inc.	19,000	1,005,480
NATCO Group, Inc. *	76,100	2,191,680
Superior Well Services, Inc. *	26,400	522,720
Trico Marine Services, Inc. *	39,000	1,316,250
		5,973,840

Packaging& Containers - 0.95%
AEP Industries, Inc. *	16,400	687,980

Pharmaceuticals - 3.45%
Aspreva Pharmaceuticals Corp. *	96,300	2,498,985

Retail - 3.91%
Ezcorp, Inc. *	42,694	1,651,404
The Pantry, Inc. *	20,916	1,179,035
		2,830,439

Semiconductors - 3.14%
Amkor Technology, Inc. *+	199,100	1,027,356
BTU International, Inc. *	44,500	535,335
Triquint Semiconductor, Inc. *	136,600	710,320
		2,273,011

Software - 2.07%
Open Text Corp. *	74,400	1,331,760
Witness Systems, Inc. *	9,600	168,288
		1,500,048

Telecommunications - 4.65%
Broadwing Corp. *	73,500	927,570
Knology, Inc. *	75,100	744,992
Newport Corp. *	46,900	764,470
Sirenza Microdevices, Inc. *	117,900	931,410
		3,368,442

Transportation - 7.33%
Celadon Group, Inc. *	74,100	1,233,024
Gulfmark Offshore, Inc. *	24,200	770,528
HUB Group, Inc. *	102,800	2,341,784
Saia, Inc. *	29,600	964,960
		5,310,296

Trucking & Leasing - 1.01%
Greenbrier Cos., Inc.	25,300	733,953

TOTAL COMMON STOCKS
(Cost $63,820,687)		70,599,773

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.73%
Blackrock TempCash Liquidity Fund	5.21%	528,060	528,060

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $528,060)			528,060

TOTAL INVESTMENTS - 98.20%			71,127,833
(Cost $64,348,747)
Other Assets in Excess of Liabilities - 1.80%			1,304,343
NET ASSETS - 100.00%			$72,432,176

*	Non Income Producing Security
^	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $10,564,412 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 98.22%

	Aerospace/Defense - 1.80%
	AAR Corp. *+	58,129	1,385,795
	Armor Holdings, Inc. *	30,000	1,719,900
	Teledyne Technologies, Inc. *	8,000	316,800
	United Industrial Corp.	4,000	214,000
			3,636,495

	Apparel - 2.43%
	Guess?, Inc. *+	66,300	3,217,539
	Gymboree Corp. *	40,000	1,687,200
			4,904,739

	Banks - 1.31%
	Corus Bankshares, Inc. +	69,200	1,547,312
	PrivateBancorp, Inc.	24,200	1,106,424
			2,653,736

	Beverages - 2.83%
	Hansen Natural Corp. *+	176,000	5,716,480

	Biotechnology - 2.40%
	Lifecell Corp. *	89,700	2,890,134
	SuperGen, Inc. *	420,500	1,959,530
			4,849,664

	Chemicals - 0.97%
	Lubrizol Corp.	6,000	274,380
	NewMarket Corp.	29,000	1,686,640
			1,961,020

	Coal - 0.15%
	Peabody Energy Corp. +	8,000	294,240

	Commercial Services - 6.70%
	Administaff, Inc. +	42,959	1,447,719
	Barrett Business Services *	79,200	1,700,424
	Bright Horizons Family Solutions, Inc. *	8,800	367,224
	Home Solutions of America, Inc. *+	308,300	1,689,484
	Kendle International, Inc. *	95,800	3,067,516
	Korn/Ferry International *	37,700	789,438
	Labor Ready, Inc. *	53,100	845,883
	Medifast, Inc. *	14,768	128,186
	MPS Group, Inc. *	109,500	1,654,545
	Sotheby’s +	57,000	1,837,680
			13,528,099

	Computers - 3.72%
	Ansoft Corp. *	129,800	3,233,318
	Cognizant Technology Solutions Corp. *	36,440	2,698,746
	Synplicity, Inc. *	246,600	1,578,240
			7,510,304

	Diversified Financial Services - 3.63%
	Greenhill & Co., Inc. +	31,000	2,077,620
	Investment Technology Group, Inc. *	45,400	2,031,650
	Ocwen Financial Corp. *+	216,700	3,228,830
			7,338,100

	Electrical Components & Equipment - 3.98%
	Encore Wire Corp. *+	83,000	2,929,070
	General Cable Corp. *	45,000	1,719,450
	Graham Corp.	96,300	1,709,325
	Lamson & Sessions Co. *+	70,200	1,672,164
			8,030,009

	Electronics - 2.91%
	Itron, Inc. *+	30,200	1,685,160
	Technitrol, Inc.	65,000	1,940,250
	Thomas & Betts Corp. *	47,000	2,242,370
			5,867,780

	Electronics - Medical Systems - 0.65%
	Hologic, Inc. *	30,000	1,305,600

	Engineering & Construction - 1.07%
	ENGlobal Corp. *+	169,244	1,047,620
	Granite Construction, Inc. +	21,000	1,120,350
			2,167,970

Entertainment - 0.72%
Pinnacle Entertainment, Inc. *	52,000	1,462,240

Environmental Control - 0.58%
Clean Harbors, Inc. *	27,000	1,175,850

Hand/Machine Tools - 1.20%
Baldor Electric Co.	78,400	2,417,072

Healthcare - Products - 5.10%
Abaxis, Inc. *	97,000	2,268,830
Cutera, Inc. *	46,200	1,228,458
Intuitive Surgical, Inc. *+	5,000	527,250
LCA-Vision, Inc.	49,350	2,038,649
Neurometrix, Inc. *+	54,000	1,026,540
SurModics, Inc. *	18,000	632,160
Vital Images, Inc. *	81,800	2,583,244
		10,305,131

Healthcare - Services - 1.08%
Air Methods Corp. *	68,904	1,626,134
UnitedHealth Group, Inc.	11,250	553,500
		2,179,634

Internet - 3.13%
Art Technology Group, Inc. *	448,774	1,148,862
Cybersource Corp. *	81,000	958,230
Move, Inc. *	145,000	711,950
Nutri/System, Inc. *+	41,700	2,597,493
TheStreet.com, Inc.	85,000	904,400
		6,320,935

Iron/Steel - 0.58%
Carpenter Technology Corp.	10,900	1,171,859

Machinery - Construction & Mining - 0.84%
Joy Global, Inc.	45,000	1,692,450

Machinery - Diversified - 2.50%
DXP Enterprises, Inc. *+	39,000	912,210
Gardner Denver, Inc. *	40,000	1,323,200
Intevac, Inc. *	87,000	1,461,600
Middleby Corp. *	17,600	1,356,256
		5,053,266

Metal Fabricate/Hardware - 2.99%
Dynamic Materials Corp.	58,100	1,883,602
Kaydon Corp.	40,000	1,480,800
Ladish Co., Inc. *	92,599	2,674,259
		6,038,661

Mining - 1.61%
AMCOL International Corp.	55,000	1,370,050
Titanium Metals Corp. *+	74,400	1,880,832
		3,250,882

Miscellaneous Manufacturers - 2.48%
Ceradyne, Inc. *+	35,000	1,438,150
Freightcar America, Inc. +	24,700	1,309,100
Trinity Industries, Inc.	70,050	2,253,509
		5,000,759

Oil & Gas - 5.07%
FieldPoint Petroleum Corp. *+	166,562	473,036
Frontier Oil Corp.	61,000	1,621,380
Grey Wolf, Inc. *	74,000	494,320
Helmerich & Payne, Inc.	95,600	2,201,668
Holly Corp.	68,000	2,946,440
Occidental Petroleum Corp.	16,800	808,248
Parallel Petroleum Corp. *	85,000	1,705,100
		10,250,192

Oil & Gas Services - 10.00%
Bolt Technology Corp. *	66,330	888,159
Dril-Quip, Inc. *	57,900	3,918,672
FMC Technologies, Inc. *	7,015	376,705
Helix Energy Solutions Group, Inc. *+	47,000	1,569,800
Hercules Offshore, Inc. *	39,000	1,210,950
Lufkin Industries, Inc.	37,600	1,989,792
Mitcham Industries, Inc. *	98,700	1,043,259
NATCO Group, Inc. *	55,400	1,595,520
RPC, Inc.	68,700	1,258,584
Superior Energy Services, Inc. *	68,600	1,801,436
Tetra Technologies, Inc. *	90,000	2,174,400
Tidewater, Inc. +	35,000	1,546,650
Trico Marine Services, Inc. *	24,600	830,250
		20,204,177

Pharmaceuticals - 1.79%
Adams Respiratory Therapeutics, Inc. *	15,000	548,850
Anika Therapeutics, Inc. *	113,000	1,506,290
Valeant Pharmaceuticals International	29,500	583,510
Viropharma, Inc. *	79,700	969,949
		3,608,599

Real Estate - 0.99%
Consolidated-Tomoka Land Co.	31,300	2,008,521

Retail - 2.94%
Coldwater Creek, Inc. *	73,650	2,118,174
Dress Barn, Inc. *+	75,000	1,636,500
Movado Group, Inc.	20,641	524,694
MSC Industrial Direct Co.	30,200	1,230,348
United Retail Group, Inc. *	24,000	438,720
		5,948,436

Semiconductors - 4.94%
Amkor Technology, Inc. *+	177,550	916,158
BTU International, Inc. *	224,800	2,704,344
Kopin Corp. *	375,200	1,256,920
MKS Instruments, Inc. *	30,000	609,300
Nvidia Corp. *	52,400	1,550,516
Sirf Technology Holdings, Inc. *+	66,200	1,588,138
Zoran Corp. *	83,500	1,342,680
		9,968,056

Software - 3.27%
BMC Software, Inc. *	92,500	2,517,850
Informatica Corp. *	70,400	956,736
Opnet Technologies, Inc. *	145,000	1,900,950
Quality Systems, Inc.	31,800	1,233,522
		6,609,058

Telecommunications - 6.69%
Broadwing Corp. *+	179,000	2,258,980
CommScope, Inc. *+	103,500	3,401,010
Comtech Telecommunications Corp. *	16,687	558,681
Hypercom Corp. *	259,800	1,761,444
Interdigital Communications Corp. *	9,312	317,539
Lightbridge, Inc. *	180,400	2,114,288
Oplink Communications, Inc. *	73,000	1,458,540
Sonus Networks, Inc. *	257,000	1,351,820
WPCS International, Inc. *+	28,878	286,759
		13,509,061

Transportation - 5.17%
American Commercial Lines, Inc. *+	114,600	6,812,970
Forward Air Corp.	30,000	992,700
JB Hunt Transport Services, Inc. +	60,500	1,256,585
Kirby Corp. *	44,000	1,378,520
		10,440,775

TOTAL COMMON STOCKS
(Cost $180,544,996)		198,379,850

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.99%
Blackrock TempCash Liquidity Fund	5.21%	1,994,400	1,994,400

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $1,994,400)			1,994,400

TOTAL INVESTMENTS- 99.21%			200,374,250
(Cost $182,539,396)
Other Assets in Excess of Liabilities - 0.79%			1,604,450
NET ASSETS - 100.00%			$201,978,700

*	Non Income Producing Security
^	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $55,620,033 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net asstes as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 100.32%

	Aerospace/Defense - 4.98%
	AAR Corp. *+	186,600	4,448,544
	Armor Holdings, Inc. *	75,100	4,305,483
	LMI Aerospace, Inc. *	226,123	4,183,276
	United Industrial Corp.	2,000	107,000
			13,044,303

	Agriculture - 1.37%
	The Andersons, Inc.	104,700	3,575,505

	Airlines - 1.61%
	Alaska Air Group, Inc. *	110,700	4,211,028

	Apparel - 1.77%
	Steven Madden Ltd.	118,000	4,630,320

	Banks - 1.17%
	Intervest Bancshares Corp. *	70,102	3,053,643

	Building Materials - 0.99%
	Universal Forest Products, Inc.	53,000	2,599,650

	Commercial Services - 8.23%
	Administaff, Inc.	70,200	2,365,740
	Consolidated Graphics, Inc. *	14,500	872,465
	Kendle International, Inc. *	58,700	1,879,574
	Korn/Ferry International *	78,900	1,652,166
	Labor Ready, Inc. *	36,200	576,666
	MPS Group, Inc. *	246,500	3,724,615
	Quanta Services, Inc. *+	538,200	9,074,052
	Rural/Metro Corp. *	163,004	1,423,025
			21,568,303

	Distribution/Wholesale - 0.90%
	WESCO International, Inc. *	40,800	2,367,624

	Diversified Financial Services - 5.64%
	Knight Capital Group, Inc. *	279,900	5,094,180
	Nasdaq Stock Market, Inc. *	49,660	1,501,718
	Ocwen Financial Corp. *+	420,300	6,262,470
	Piper Jaffray Cos. *+	31,600	1,915,592
			14,773,960

	Electric - 3.19%
	OGE Energy Corp.	119,500	4,315,145
	UIL Holdings Corp.	107,666	4,037,475
			8,352,620

	Electrical Components & Equipment - 2.31%
	General Cable Corp. *	158,500	6,056,285

	Electronics - 3.08%
	FEI Co. *	51,129	1,079,333
	Park Electrochemical Corp.	56,200	1,780,416
	Rogers Corp. *	10,500	648,375
	Technitrol, Inc.	152,900	4,564,065
			8,072,189

	Engineering & Construction - 4.66%
	EMCOR Group, Inc. *	80,500	4,414,620
	McDermott International, Inc. *	147,300	6,157,140
	Sterling Construction Co., Inc. *	81,700	1,638,902
			12,210,662

Environmental Control - 1.73%
Clean Harbors, Inc. *	103,800	4,520,490

Food - 3.41%
Great Atlantic & Pacific Tea Co., Inc. +	124,100	2,988,328
Spartan Stores, Inc.	193,300	3,266,770
Wild Oats Markets, Inc. *	165,000	2,668,050
		8,923,148

Healthcare - Products - 2.64%
Air Methods Corp. *	119,900	2,829,640
ICU Medical, Inc. *	89,994	4,092,927
		6,922,567

Healthcare - Services - 1.19%
Humana, Inc. *	13,460	889,571
Res-Care, Inc. *	110,600	2,221,954
		3,111,525

Insurance - 4.12%
American Physicians Capital, Inc. *	16,200	783,756
Argonaut Group, Inc. *	29,500	915,385
CNA Surety Corp. *	9,800	197,960
Commerce Group, Inc.	67,400	2,025,370
Meadowbrook Insurance Group, Inc. *	144,200	1,623,692
Safety Insurance Group, Inc.	14,234	692,626
Tower Group, Inc.	110,000	3,668,500
United Fire & Casualty Co.	28,600	895,180
		10,802,469

Internet - 0.68%
Move, Inc. *	364,000	1,787,240

Iron/Steel - 3.10%
Carpenter Technology Corp.	39,300	4,225,143
Cleveland-Cliffs, Inc. +	102,400	3,902,464
		8,127,607

Machinery - Diversified - 2.84%
Gardner Denver, Inc. *	112,400	3,718,192
Gehl Co. *	139,042	3,723,545
		7,441,737

Metal Fabricate/Hardware - 1.98%
AM Castle & Co.	110,400	2,963,136
Commercial Metals Co.	109,400	2,224,102
		5,187,238

Mining - 0.66%
Titanium Metals Corp. *+	68,000	1,719,040

Miscellaneous Manufacturers - 2.77%
Myers Industries, Inc.	205,100	3,486,700
PW Eagle, Inc. +	125,818	3,775,798
		7,262,498

Office Furnishings - 0.42%
Steelcase, Inc.	70,900	1,112,421

Oil & Gas - 2.05%
Tesoro Corp.	35,700	2,069,886
Vaalco Energy, Inc. *	457,900	3,287,722
		5,357,608

Oil & Gas Services - 4.48%
Dril-Quip, Inc. *	54,200	3,668,256
Mitcham Industries, Inc. *	141,900	1,499,883
Penn Virginia Corp.	44,000	2,790,040
Petroquest Energy, Inc. *	93,500	975,205
Swift Energy Co. *	45,900	1,919,538
Tidewater, Inc. +	20,000	883,800
		11,736,722

Pharmaceuticals - 1.13%
Anika Therapeutics, Inc. *	101,200	1,348,996
Valeant Pharmaceuticals International	81,100	1,604,158
		2,953,154

Retail - 10.79%
Dillard’s, Inc. +	124,200	4,065,066
Dress Barn, Inc. *	224,000	4,887,680
Ezcorp, Inc. *	132,000	5,105,760
Group 1 Automotive, Inc. +	40,000	1,996,000
Men’s Wearhouse, Inc.	93,800	3,490,298
Pantry, Inc. *	53,300	3,004,521
Rush Enterprises, Inc. *	130,000	2,168,400
United Retail Group, Inc. *	193,884	3,544,200
		28,261,925

Semiconductors - 3.43%
Amkor Technology, Inc. *+	760,700	3,925,212
MKS Instruments, Inc. *	168,363	3,419,453
Zoran Corp. *	102,000	1,640,160
		8,984,825

Software - 0.07%
Peerless Systems Corp. *	53,125	174,250

Telecommunications - 3.92%
Anixter International, Inc. +	18,000	1,016,460
Dobson Communications Corp. *	435,500	3,057,210
Interdigital Communications Corp. *	101,555	3,463,026
Lantronix, Inc. *	29,202	43,803
RF Micro Devices, Inc. *+	355,800	2,696,964
		10,277,463

Toys/Games/Hobbies - 0.58%
Topps Company, Inc.	168,500	1,509,760

Transportation - 6.93%
Celadon Group, Inc. *	335,700	5,586,048
HUB Group, Inc. *	107,400	2,446,572
Kirby Corp. *	110,200	3,452,566
Saia, Inc. *	113,700	3,706,620
Swift Transportation Co., Inc. *+	125,000	2,965,000
		18,156,806

Trucking & Leasing - 1.50%
GATX Corp. +	95,100	3,934,287

TOTAL COMMON STOCKS
(Cost $221,379,533)		262,780,872

TOTAL INVESTMENTS - 100.32%		262,780,872
(Cost $221,379,533)
Liabilities in Excess of Other Assets - (0.32)%		(843,285)
NET ASSETS - 100.00%		$261,937,587

*	Non Income Producing Security
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $40,106,518 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 95.87%

	Aerospace/Defense - 0.15%
	L-3 Communications Holdings, Inc.	2,000	156,660

	Airlines - 0.33%
	Southwest Airlines Co.	20,000	333,200

	Apparel - 1.20%
	Coach, Inc. *	35,320	1,215,008

	Auto Manufacturers - 0.25%
	Paccar, Inc.	4,500	256,590

	Banks - 2.14%
	State Street Corp. +	12,700	792,480
	Synovus Financial Corp.	31,000	910,470
	US Bancorp	14,000	465,080
			2,168,030

	Beverages - 2.14%
	Coca-Cola Co.	23,700	1,058,916
	PepsiCo, Inc.	16,900	1,102,894
			2,161,810

	Biotechnology - 2.68%
	Amgen, Inc. *	15,900	1,137,327
	Genentech, Inc. *+	19,000	1,571,300
			2,708,627

	Chemicals - 0.35%
	Monsanto Co.	7,600	357,276

	Coal - 0.79%
	Peabody Energy Corp. +	21,600	794,448

	Commercial Services - 1.87%
	Moody’s Corp. +	14,700	961,086
	Paychex, Inc.	25,200	928,620
			1,889,706

	Computers - 4.13%
	Apple Computer, Inc. *	24,300	1,871,829
	Cognizant Technology Solutions Corp. *	10,000	740,600
	Network Appliance, Inc. *	9,600	355,296
	SanDisk Corp. *+	22,600	1,210,004
			4,177,729

	Cosmetics/Personal Care - 1.12%
	Procter & Gamble Co.	18,232	1,130,019

	Diversified Financial Services - 7.11%
	Charles Schwab Corp.	30,000	537,000
	Chicago Mercantile Exchange Holdings, Inc. +	3,200	1,530,400
	E*Trade Financial Co. *	43,000	1,028,560
	Franklin Resources, Inc.	19,800	2,093,850
	Merrill Lynch & Co., Inc.	20,107	1,572,770
	TD Ameritrade Holding Corp.	22,600	426,010
			7,188,590

	Electric - 2.64%
	Allegheny Energy, Inc. *	22,900	919,893
	TXU Corp.	28,000	1,750,560
			2,670,453

	Electrical Components & Equipment - 1.19%
	Molex, Inc.	30,900	1,204,173

Healthcare - Products - 3.13%
CR Bard, Inc. +	1,800	135,000
Johnson & Johnson	16,800	1,090,992
Medtronic, Inc.	4,400	204,336
Stryker Corp. +	17,000	843,030
Zimmer Holdings, Inc. *+	13,160	888,300
		3,161,658

Healthcare - Services - 1.25%
UnitedHealth Group, Inc.	25,716	1,265,227

Home Furnishings - 1.05%
Harman International Industries, Inc.	12,740	1,063,026

Household Products/Wares - 1.00%
Fortune Brands, Inc. +	13,520	1,015,487

Internet - 0.64%
Google, Inc. *+	1,600	643,040

Iron/Steel - 0.62%
Allegheny Technologies, Inc.	10,000	621,900

Machinery - Construction & Mining - 1.52%
Caterpillar, Inc.	14,800	973,840
Joy Global, Inc.	15,000	564,150
		1,537,990

Machinery-Diversified - 0.14%
Rockwell Automation, Inc.	2,400	139,440

Media - 2.15%
DIRECTV Group, Inc. *+	47,000	924,960
Walt Disney Co. +	33,200	1,026,212
Washington Post Co.	300	221,100
		2,172,272

Metal Fabricate/Hardware - 1.48%
Precision Castparts Corp.	23,700	1,496,892

Mining - 1.19%
Freeport-McMoRan Copper & Gold, Inc. +	5,000	266,300
Vulcan Materials Co. +	12,000	939,000
		1,205,300

Miscellaneous Manufacturers - 3.40%
Danaher Corp. +	14,800	1,016,316
Dover Corp.	15,700	744,808
General Electric Co.	23,300	822,490
Illinois Tool Works, Inc.	19,000	853,100
		3,436,714

Oil & Gas - 7.96%
Baker Hughes, Inc.	22,700	1,548,140
ConocoPhillips	3,607	214,725
Diamond Offshore Drilling, Inc. +	11,600	839,492
Exxon Mobil Corp.	33,800	2,267,980
Noble Energy, Inc.	17,900	816,061
Patterson-UTI Energy, Inc.	35,000	831,600
XTO Energy, Inc.	36,266	1,527,886
		8,045,884

Oil & Gas Services - 8.58%
BJ Services Co. +	30,500	918,965
Cameron International Corp. *+	10,000	483,100
EOG Resources, Inc.	21,100	1,372,555
Grant Prideco, Inc. *	10,000	380,300
Halliburton Co. +	44,000	1,251,800
Schlumberger Ltd. +	35,400	2,195,862
Smith International, Inc.	27,000	1,047,600
Weatherford International Ltd. *+	24,400	1,017,968
		8,668,150

Pharmaceuticals - 7.48%
Bristol-Myers Squibb Co.		100,700	2,509,444
Caremark Rx, Inc. +		2,000	113,340
Express Scripts, Inc. *		13,000	981,370
Gilead Sciences, Inc. *+		24,820	1,705,134
Pfizer, Inc. +		7,200	204,192
Schering-Plough Corp.		92,600	2,045,534
			7,559,014

Pipelines - 0.68%
Questar Corp. +		8,400	686,868

Real Estate - 1.06%
CB Richard Ellis Group, Inc. *+		43,500	1,070,100

Retail - 10.85%
Best Buy Co., Inc. +		28,145	1,507,446
Home Depot, Inc.		38,960	1,413,079
Kohl’s Corp. *		10,000	649,200
Lowe’s Cos., Inc.		20,680	580,281
Nordstrom, Inc.		62,140	2,628,522
Office Depot, Inc. *+		42,400	1,683,280
Staples, Inc.		25,890	629,904
Starbucks Corp. *		28,300	963,615
Tiffany & Co.		19,700	654,040
Walgreen Co. +		5,900	261,901
			10,971,268

Semiconductors - 2.76%
MEMC Electronic Materials, Inc. *+		29,100	1,065,933
Texas Instruments, Inc.		51,790	1,722,018
			2,787,951

Software - 0.74%
Citrix Systems, Inc. *		17,300	626,433
Oracle Corp. *		7,000	124,180
			750,613

Telecommunications - 7.56%
Cisco Systems, Inc. *		96,900	2,228,700
Corning, Inc. *		59,300	1,447,513
Harris Corp.		22,100	983,229
Motorola, Inc. +		70,500	1,762,500
Qualcomm, Inc.		33,500	1,217,725
			7,639,667

Transportation - 2.54%
CH Robinson Worldwide, Inc.		22,200	989,676
Expeditors International Washington, Inc.		23,200	1,034,256
FedEx Corp.		5,000	543,400
			2,567,332

TOTAL COMMON STOCKS
(Cost $86,030,513)			96,918,112

Rate ^		Shares	Value
MONEY MARKET MUTUAL FUNDS - 3.94%
Blackrock TempCash Liquidity Fund	5.21%	3,978,997	3,978,997

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $3,978,997)			3,978,997

TOTAL INVESTMENTS - 99.81%			100,897,109
(Cost $90,009,510)
Other Assets in Excess of Liabilities - 0.19%			194,995
NET ASSETS - 100.00%			$101,092,104

*	Non Income Producing Security
^	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $28,832,911 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 100.26%

	Aerospace/Defense - 3.47%
	Lockheed Martin Corp.	18,300	1,574,898
	Raytheon Co.	20,000	960,200
			2,535,098

	Agriculture - 1.85%
	Archer-Daniels-Midland Co.	35,700	1,352,316

	Banks - 4.39%
	AmSouth Bancorp	29,900	868,296
	Bank of America Corp. +	17,808	953,975
	Keycorp	13,000	486,720
	US Bancorp	27,000	896,940
			3,205,931

	Chemicals - 1.17%
	EI Du Pont de Nemours & Co.	20,000	856,800

	Computers - 3.32%
	Hewlett-Packard Co. +	60,000	2,201,400
	NCR Corp. *+	5,700	225,036
			2,426,436

	Diversified Financial Services - 16.31%
	Bear Stearns Cos., Inc. +	11,834	1,657,943
	Citigroup, Inc. +	13,240	657,631
	E*Trade Financial Co. *	39,600	947,232
	Goldman Sachs Group, Inc. +	11,800	1,996,206
	JPMorgan Chase & Co.	38,950	1,829,092
	Lehman Brothers Holdings, Inc. +	21,140	1,561,400
	Merrill Lynch & Co., Inc.	14,600	1,142,012
	Morgan Stanley	29,060	2,118,765
			11,910,281

	Electric - 4.21%
	American Electric Power Co., Inc.	24,000	872,880
	Duke Energy Corp.	26,100	788,220
	Southern Co. +	15,050	518,623
	TXU Corp.	14,300	894,036
			3,073,759

	Electronics - 1.39%
	Agilent Technologies, Inc. *	31,000	1,013,390

	Environmental Control - 1.23%
	Waste Management, Inc.	24,500	898,660

	Forest Products & Paper - 1.12%
	International Paper Co. +	23,600	817,268

	Healthcare - Services - 1.79%
	Aetna, Inc.	22,600	893,830
	WellPoint, Inc. *	5,400	416,070
			1,309,900

	Insurance - 15.02%
	Allstate Corp.	26,700	1,674,891
	Berkshire Hathaway, Inc. *+	510	1,618,740
	Chubb Corp.	8,000	415,680
	Cigna Corp.	7,000	814,240
	CNA Financial Corp. *	19,700	709,594
	Hartford Financial Services Group, Inc.	17,200	1,492,100
	Metlife, Inc. +	31,100	1,762,748
	Prudential Financial, Inc.	15,000	1,143,750
	Safeco Corp.	5,264	310,208
	WR Berkley Corp. +	29,050	1,028,079
			10,970,030

	Iron/Steel - 1.60%
	Nucor Corp. +	23,600	1,167,964

Media - 4.74%
Comcast Corp. *+	30,300	1,116,555
Time Warner, Inc. +	49,200	896,916
Walt Disney Co. +	46,900	1,449,679
		3,463,150

Mining - 2.87%
Alcoa, Inc.	32,800	919,712
Phelps Dodge Corp.	6,800	575,960
Southern Copper Corp. +	6,500	601,250
		2,096,922

Miscellaneous Manufacturers - 2.39%
Honeywell International, Inc.	20,000	818,000
Parker Hannifin Corp.	1,000	77,730
Textron, Inc. +	9,700	848,750
		1,744,480

Office/Business Equipment - 1.44%
Xerox Corp. *	67,600	1,051,856

Oil & Gas - 7.69%
Chesapeake Energy Corp. +	22,000	637,560
Chevron Corp. +	18,514	1,200,818
ConocoPhillips	11,600	690,548
Exxon Mobil Corp.	21,600	1,449,360
Marathon Oil Corp.	10,600	815,140
Valero Energy Corp.	16,000	823,520
		5,616,946

Oil & Gas Services - 2.08%
Hess Corp. +	14,340	593,963
Occidental Petroleum Corp.	19,200	923,712
		1,517,675

Pharmaceuticals - 1.71%
Bristol-Myers Squibb Co.	50,000	1,246,000

Retail - 7.41%
CVS Corp.	11,480	368,738
Home Depot, Inc.	36,800	1,334,736
JC Penney Co., Inc. +	14,300	977,977
Office Depot, Inc. *+	37,000	1,468,900
Sears Holdings Corp. *+	8,000	1,264,720
		5,415,071

Savings & Loans - 1.14%
Washington Mutual, Inc. +	19,200	834,624

Semiconductors - 0.71%
Freescale Semiconductor, Inc. *	13,600	517,480

Telecommunications - 9.67%
AT&T, Inc. +	63,310	2,061,373
BellSouth Corp.	38,100	1,628,775
Corning, Inc. *	22,600	551,666
Qwest Communications International, Inc. *+	204,600	1,784,112
Verizon Communications, Inc.	28,030	1,040,754
		7,066,680

Transportation - 1.54%
Burlington Northern Santa Fe Corp.	3,000	220,320
FedEx Corp.	8,300	902,044
		1,122,364

TOTAL COMMON STOCKS
(Cost $62,643,971)		73,231,081

TOTAL INVESTMENTS - 100.26%		73,231,081
(Cost $62,643,971)
Liabilities in Excess of Other Assets - (0.26)%		(188,207)
NET ASSETS - 100.00%		$73,042,874

*	Non Income Producing Security
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $29,355,392 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY BLUE CHIP 35 INDEX FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets as of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 99.33%

	Aerospace/Defense - 3.54%
	United Technologies Corp.	31,400	1,989,190

	Banks - 9.61%
	Bank of America Corp.	38,628	2,069,302
	Wachovia Corp. +	34,200	1,908,360
	Wells Fargo & Co. +	39,520	1,429,834
			5,407,496

	Beverages - 5.14%
	The Coca-Cola Co.	30,757	1,374,223
	PepsiCo, Inc.	23,305	1,520,884
			2,895,107

	Biotechnology - 2.38%
	Genentech, Inc. *+	16,200	1,339,740

	Computers - 4.75%
	Dell, Inc. *+	55,144	1,259,489
	International Business Machines Corp.	17,242	1,412,809
			2,672,298

	Cosmetics/Personal Care - 2.63%
	Procter & Gamble Co.	23,836	1,477,355

	Diversified Financial Services - 6.43%
	Citigroup, Inc. +	27,454	1,363,640
	JPMorgan Chase & Co.	48,000	2,254,080
			3,617,720

	Healthcare-Products - 2.55%
	Johnson & Johnson	22,112	1,435,953

	Insurance - 5.09%
	American International Group, Inc. +	22,401	1,484,290
	Berkshire Hathaway, Inc. *+	435	1,380,690
			2,864,980

	Internet - 3.59%
	Google, Inc. *+	5,020	2,017,538

	Media - 2.48%
	Time Warner, Inc. +	76,530	1,395,142

	Miscellaneous Manufacturers - 4.98%
	3M Co.	18,653	1,388,156
	General Electric Co.	40,138	1,416,872
			2,805,028

	Oil & Gas - 7.89%
	Chevron Corp. +	26,350	1,709,061
	ConocoPhillips	21,500	1,279,895
	Exxon Mobil Corp.	21,627	1,451,172
			4,440,128

	Pharmaceuticals - 8.12%
	Eli Lilly & Co. +	23,980	1,366,860
	Merck & Co., Inc. +	38,300	1,604,770
	Pfizer, Inc. +	56,423	1,600,156
			4,571,786

Retail - 4.88%
Home Depot, Inc.	38,315	1,389,685
Wal-Mart Stores, Inc. +	27,519	1,357,237
		2,746,922

Semiconductors - 7.43%
Applied Materials, Inc. +	73,000	1,294,290
Intel Corp.	69,633	1,432,351
Texas Instruments, Inc.	43,680	1,452,360
		4,179,001

Software - 6.84%
Microsoft Corp.	56,840	1,553,437
Oracle Corp. *	129,348	2,294,634
		3,848,071

Telecommunications - 8.14%
AT&T, Inc. +	52,375	1,705,330
Cisco Systems, Inc. *	64,174	1,476,002
Verizon Communications, Inc.	37,739	1,401,249
		4,582,581

Transportation - 2.86%
United Parcel Service, Inc.	22,403	1,611,672

TOTAL COMMON STOCKS
(Cost $47,897,403)		55,897,708

	Rate ^	Shares	Value
MONEY MARKET MUTUAL FUNDS - 0.61%
Blackrock TempCash Liquidity Fund	5.21%	341,202	341,202

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $341,202)			341,202

TOTAL INVESTMENTS - 99.94%			56,238,910
(Cost $48,238,605)
Other Assets in Excess of Liabilities - 0.06%			33,997
NET ASSETS - 100.00%			$56,272,907

*	Non Income Producing Security
^	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $18,428,174 at September 30, 2006.

See Notes to Quarterly Schedule of Investments

BRIDGEWAY BALANCED FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

Showing percentage of net assets of September 30, 2006

Industry	Company	Shares	Value
COMMON STOCKS - 57.88%

	Advertising - 0.11%
	Omnicom Group, Inc.	1,000	93,600

	Aerospace/Defense - 1.01%
	Boeing Co.	1,100	86,735
	General Dynamics Corp.	1,400	100,338
	Goodrich Corp.	1,800	72,936
	Lockheed Martin Corp.	3,470	298,628
	Northrop Grumman Corp.	2,200	149,754
	Rockwell Collins, Inc.	1,000	54,840
	United Technologies Corp.	1,740	110,229
			873,460

	Agriculture - 0.81%
	Archer-Daniels-Midland Co. ^	18,600	704,568

	Airlines - 0.05%
	Southwest Airlines Co.	2,400	39,984

	Apparel - 0.18%
	Coach, Inc. * ^	4,600	158,240

	Auto Manufacturers - 0.18%
	Paccar, Inc.	2,700	153,954

	Auto Parts & Equipment - 0.06%
	Johnson Controls, Inc.	780	55,957

	Banks - 4.26%
	Bank of America Corp. + ^	15,100	808,907
	Bank of New York Co., Inc. ^	6,500	229,190
	BB&T Corp.	6,500	284,570
	Keycorp	5,400	202,176
	Northern Trust Corp.	2,900	169,447
	State Street Corp. +	3,300	205,920
	SunTrust Banks, Inc.	3,200	247,296
	Synovus Financial Corp.	5,500	161,535
	US Bancorp + ^	23,600	783,992
	Wachovia Corp. + ^	5,357	298,921
	Wells Fargo & Co. + ^	8,200	296,676
			3,688,630

	Beverages - 1.24%
	Anheuser-Busch Cos., Inc.	2,000	95,020
	Brown-Forman Corp.	2,500	191,625
	Coca-Cola Co.	4,300	192,124
	Coca-Cola Enterprises, Inc.	7,800	162,474
	Pepsi Bottling Group, Inc.	5,200	184,600
	PepsiCo, Inc. ^	3,800	247,988
			1,073,831

	Biotechnology - 0.45%
	Biogen Idec, Inc. * ^	3,700	165,316
	Genzyme Corp. *+ ^	3,300	222,651
			387,967

	Building Materials - 0.09%
	American Standard Cos., Inc. +	1,800	75,546

	Chemicals - 0.73%
	Monsanto Co. ^	6,200	291,462
	Sherwin-Williams Co.	3,500	195,230
	Sigma-Aldrich Corp.	1,900	143,773
			630,465

	Commercial Services - 0.99%
	Equifax, Inc.	2,600	95,446
	Moody’s Corp. +	800	52,304
	Paychex, Inc. ^	2,900	106,865
	Robert Half International, Inc.	1,300	44,161
	RR Donnelley & Sons Co.	2,200	72,512
	Sotheby’s ^	15,000	483,600
			854,888

	Computers - 1.78%
	Affiliated Computer Services, Inc. *+ ^	4,000	207,440
	Apple Computer, Inc. * ^	5,200	400,556
	Hewlett-Packard Co. ^	7,800	286,182
	Lexmark International, Inc. * ^	3,200	184,512
	NCR Corp. *+	6,300	248,724
	Network Appliance, Inc. *	5,800	214,658
			1,542,072

	Cosmetics/Personal Care - 0.85%
	Alberto-Culver Co.	3,000	151,770
	Colgate-Palmolive Co.	4,400	273,240
	Estee Lauder Cos., Inc.	1,600	64,528
	Procter & Gamble Co.	4,000	247,920
			737,458

Distribution/Wholesale - 0.04%
WW Grainger, Inc. +	500	33,510

Diversified Financial Services - 4.23%
Ameriprise Financial, Inc.	2,780	130,382
Bear Stearns Cos., Inc. + ^	2,800	392,280
Capital One Financial Corp.	2,400	188,784
The Charles Schwab Corp.	16,300	291,770
CIT Group, Inc. ^	4,900	238,287
Citigroup, Inc. +	5,100	253,317
Countrywide Financial Corp. +	500	17,520
E*Trade Financial Co. * ^	11,400	272,688
Franklin Resources, Inc.	2,800	296,100
Goldman Sachs Group, Inc. + ^	1,700	287,589
Lehman Brothers Holdings, Inc. + ^	4,400	324,984
Merrill Lynch & Co., Inc. ^	3,200	250,304
Morgan Stanley ^	6,100	444,751
SLM Corp.	810	42,104
T Rowe Price Group, Inc.	5,000	239,250
		3,670,110

Electric - 1.45%
AES Corp. *	9,600	195,744
Allegheny Energy, Inc. *	2,800	112,476
Ameren Corp. +	600	31,674
American Electric Power Co., Inc.	2,435	88,561
Dominion Resources, Inc./VA +	760	58,132
Duke Energy Corp. ^	10,500	317,100
Exelon Corp. +	3,200	193,728
TXU Corp. ^	4,200	262,584
		1,259,999

Electrical Components & Equipment - 0.84%
Emerson Electric Co.	1,800	150,948
General Cable Corp. * ^	15,000	573,150
		724,098

Electronics - 0.22%
Agilent Technologies, Inc. *	1,900	62,111
Sanmina-SCI Corp. *	9,500	35,530
Thermo Electron Corp. *+	2,300	90,459
		188,100

Engineering & Construction - 1.28%
Fluor Corp.	800	61,512
McDermott International, Inc. * ^	25,000	1,045,000
		1,106,512

Entertainment - 0.06%
International Game Technology	1,200	49,800

Environmental Control - 0.07%
Allied Waste Industries, Inc. *	5,200	58,604

Food - 0.67%
Campbell Soup Co. ^	3,200	116,800
Kellogg Co. +	4,100	203,032
Safeway, Inc. +	8,700	264,045
		583,877

Forest Products & Paper - 0.23%
International Paper Co. +	4,500	155,835
Temple-Inland, Inc.	1,200	48,120
		203,955

Gas - 0.12%
Sempra Energy +	2,000	100,500

Hand/Machine Tools - 0.04%
Black & Decker Corp.	400	31,740

Healthcare - Products - 1.53%
Baxter International, Inc. ^	6,500	295,490
Becton Dickinson & Co.	3,420	241,692
CR Bard, Inc. +	3,700	277,500
Medtronic, Inc.	4,500	208,980
St Jude Medical, Inc. *	1,080	38,113
Stryker Corp. + ^	5,260	260,843
		1,322,618

Healthcare - Services - 0.82%
Aetna, Inc.	2,900	114,695
Humana, Inc. *	3,000	198,270
Laboratory Corp. of America Holdings *	800	52,456
Quest Diagnostics, Inc. + ^	2,700	165,132
UnitedHealth Group, Inc. ^	3,600	177,120
		707,673

Home Builders - 0.02%
KB Home ^	400	17,520

Home Furnishings - 0.06%
Whirlpool Corp. +	600	50,466

Household Products/Wares - 0.31%
Clorox Co.	1,530	96,390
Kimberly-Clark Corp.	2,700	176,472
		272,862

Housewares - 0.09%
Newell Rubbermaid, Inc.	2,900	82,128

Insurance - 2.84%
ACE Ltd.	1,400	76,622
Aflac, Inc.	800	36,608
The Allstate Corp.	1,000	62,730
AON Corp. + ^	7,100	240,477
Berkshire Hathaway, Inc. *+	120	380,880
Chubb Corp.	4,500	233,820
Cigna Corp.	900	104,688
Genworth Financial, Inc.	2,600	91,026
Hartford Financial Services Group, Inc. +	900	78,075
Metlife, Inc. + ^	4,600	260,728
Principal Financial Group, Inc.	4,700	255,116
Progressive Corp. ^	5,520	135,461
Prudential Financial, Inc.	1,200	91,500
Safeco Corp.	3,420	201,540
St Paul Travelers Cos., Inc.	4,500	211,005
		2,460,276

Internet - 0.71%
eBay, Inc. * ^	6,900	195,684
Google, Inc. *+	600	241,140
Symantec Corp. * ^	2,000	42,560
Yahoo!, Inc. * ^	5,400	136,512
		615,896

Iron/Steel - 0.88%
Nucor Corp. ^	8,000	395,920
United States Steel Corp. + ^	6,400	369,152
		765,072

Leisure Time - 0.08%
Harley-Davidson, Inc. +	1,100	69,025

Lodging - 0.28%
Hilton Hotels Corp. + ^	4,500	125,325
Marriott International, Inc. +	3,000	115,920
		241,245

Machinery - Construction & Mining - 0.16%
Caterpillar, Inc. ^	2,100	138,180

Machinery - Diversified - 0.16%
Cummins, Inc.	600	71,538
Deere & Co. ^	800	67,128
		138,666

Media - 1.55%
Comcast Corp. *+ ^	7,300	269,005
McGraw-Hill Cos., Inc.	4,000	232,120
News Corp.	14,000	275,100
Time Warner, Inc. + ^	15,900	289,857
Tribune Co. +	2,200	71,984
Walt Disney Co. + ^	6,700	207,097
		1,345,163

Mining - 0.25%
Alcoa, Inc.	1,600	44,864
Freeport-McMoRan Copper & Gold, Inc.	1,500	79,890
Vulcan Materials Co. +	1,200	93,900
		218,654

Miscellaneous Manufacturers - 2.24%
Cooper Industries Ltd.	2,600	221,572
Danaher Corp. +	3,400	233,478
Eaton Corp.	2,200	151,470
General Electric Co.	4,900	172,970
Honeywell International, Inc.	5,300	216,770
Illinois Tool Works, Inc. +	2,000	89,800
Ingersoll-Rand Co. Ltd. ^	5,800	220,284
Leggett & Platt, Inc.	8,800	220,264
Parker Hannifin Corp.	2,900	225,417
Textron, Inc. + ^	2,200	192,500
		1,944,525

Office/Business Equipment - 0.08%
Pitney Bowes, Inc.	1,600	70,992

Oil & Gas - 2.15%
Baker Hughes, Inc. ^	2,600	177,320
Chevron Corp. + ^	5,078	329,359
ConocoPhillips ^	5,487	326,641
Exxon Mobil Corp. ^	5,400	362,340
Marathon Oil Corp.	1,700	130,730
Occidental Petroleum Corp. ^	6,000	288,660
Valero Energy Corp.	4,900	252,203
		1,867,253

Oil & Gas Services - 1.76%
Anadarko Petroleum Corp. ^	4,200	184,086
Apache Corp. ^	3,200	202,240
EOG Resources, Inc. ^	2,400	156,120
Halliburton Co. + ^	4,700	133,715
Hess Corp. + ^	3,060	126,745
Nabors Industries Ltd. *+	6,800	202,300
Rowan Cos., Inc. ^	5,500	173,965
Schlumberger Ltd. +	3,200	198,496
Sunoco, Inc. ^	2,400	149,256
		1,526,923

Packaging & Containers - 0.07%
Pactiv Corp. *	2,100	59,682

Pharmaceuticals - 4.74%
Allergan, Inc.	1,900	213,959
Bristol-Myers Squibb Co. + ^	72,400	1,804,208
Cardinal Health, Inc.	2,100	138,054
Caremark Rx, Inc. + ^	3,800	215,346
Express Scripts, Inc. *	2,200	166,078
Gilead Sciences, Inc. *+ ^	4,900	336,630
Hospira, Inc. * ^	7,700	294,679
King Pharmaceuticals, Inc. * ^	5,500	93,665
Medco Health Solutions, Inc. * ^	3,500	210,385
Merck & Co., Inc. + ^	10,100	423,190
Pfizer, Inc. +	7,600	215,536
		4,111,730

Pipelines - 0.16%
El Paso Corp.	9,900	135,036

Retail - 4.87%
Autonation, Inc. *	736	15,382
Autozone, Inc. *	1,700	175,610
Bed Bath & Beyond, Inc. * ^	2,020	77,285
Circuit City Stores, Inc. +	6,900	173,259
Costco Wholesale Corp. +	1,000	49,680
CVS Corp. ^	3,500	112,420
Dillard’s, Inc. + ^	11,600	379,668
Dress Barn, Inc. * ^	54,600	1,191,372
Federated Department Stores, Inc.	800	34,568
Group 1 Automotive, Inc. + ^	10,200	508,980
JC Penney Co., Inc. + ^	2,000	136,780
Lowe’s Cos., Inc. +	3,880	108,873
Ltd. Brands, Inc. +	4,400	116,556
Nordstrom, Inc. ^	5,000	211,500
Office Depot, Inc. *+	4,300	170,710
OfficeMax, Inc. + ^	2,700	109,998
Sears Holdings Corp. *+	1,200	189,708
Staples, Inc.	3,950	96,104
Starbucks Corp. * ^	3,700	125,985
Walgreen Co. +	2,500	110,975
Wal-Mart Stores, Inc. +	2,600	128,232
		4,223,645

Savings & Loans - 1.12%
Golden West Financial Corp.	1,934	149,402
Washington Mutual, Inc. + ^	18,943	823,452
		972,854

Semiconductors - 1.82%
Altera Corp. *	500	9,190
Amkor Technology, Inc. * ^	124,400	641,904
Applied Materials, Inc. + ^	10,700	189,711
National Semiconductor Corp. ^	1,800	42,354
Nvidia Corp. * ^	14,400	426,096
Texas Instruments, Inc. +	8,070	268,328
		1,577,583

Software - 1.67%
Adobe Systems, Inc. * ^	7,000	262,150
Automatic Data Processing, Inc.	4,400	208,296
BMC Software, Inc. * ^	3,920	106,703
Citrix Systems, Inc. *	4,300	155,703
First Data Corp. ^	5,100	214,200
IMS Health, Inc.	2,800	74,592
Intuit, Inc. * ^	5,600	179,704
Novell, Inc. *	5,400	33,048
Oracle Corp. *	11,860	210,396
		1,444,792

Telecommunications - 4.54%
Alltel Corp. +	1,900	105,450
AT&T, Inc. ^	22,200	722,832
Ciena Corp. *	5,942	161,920
Cisco Systems, Inc. * ^	14,900	342,700
Citizens Communications Co.	8,800	123,552
Comverse Technology, Inc. * ^	7,900	169,376
Corning, Inc. * ^	11,200	273,392
Embarq Corp.	385	18,622
Motorola, Inc. +	5,300	132,500
Qualcomm, Inc. ^	5,300	192,655
Sprint Nextel Corp. + ^	12,800	219,520
Tellabs, Inc. * ^	12,400	135,904
Verizon Communications, Inc. + ^	35,400	1,314,402
Windstream Corp.	1,964	25,905
		3,938,730

Textiles - 0.06%
Cintas Corp.	1,200	48,996

Toys/Games/Hobbies - 0.05%
Mattel, Inc.	2,200	43,340

Transportation - 0.77%
Burlington Northern Santa Fe Corp.	1,400	102,816
CSX Corp.	5,400	177,282
FedEx Corp.	1,300	141,284
Norfolk Southern Corp.	2,700	118,935
Union Pacific Corp.	1,400	123,200
		663,517

TOTAL COMMON STOCKS
(Cost $43,172,587)		50,156,467

	Discount Rate	Principal
Due Date	or Coupon Rate	Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 38.53%

U.S. Treasury Bills - 15.99%
10/12/2006	4.700%	4,000,000	3,993,733
11/16/2006	4.820%	2,000,000	1,987,415
12/ 7/2006	4.815%	2,000,000	1,982,676
2/ 1/2007	4.975%	3,000,000	2,951,250
2/22/2007	4.975%	3,000,000	2,942,622
			13,857,696
U.S. Treasury Notes - 22.54%
11/15/2006	3.500%	200,000	199,656
3/31/2007	3.375%	300,000	298,113
7/31/2007	3.875%	500,000	495,586
8/15/2007	2.750%	300,000	294,375
11/15/2007	3.000%	200,000	195,938
1/31/2008	4.375%	3,000,000	2,982,186
2/15/2008	3.375%	300,000	294,340
3/31/2008	4.625%	1,000,000	997,656
8/31/2008	4.875%	300,000	300,832
10/15/2008	3.125%	200,000	194,000
11/15/2008	3.375%	200,000	194,766
4/15/2009	3.125%	300,000	289,312
6/15/2009	4.000%	300,000	295,313
8/15/2009	3.500%	200,000	194,078
10/15/2009	3.375%	300,000	289,547
11/15/2009	3.500%	200,000	193,617
2/15/2010	3.500%	300,000	289,699
4/15/2010 +	4.000%	300,000	294,223
6/15/2010	3.625%	500,000	483,965
7/15/2010	3.875%	500,000	487,969
10/15/2010 +	4.250%	500,000	493,789
1/15/2011 +	4.250%	2,000,000	1,972,734
2/28/2011 +	4.500%	1,000,000	996,250
3/31/2011 +	4.750%	1,000,000	1,006,133
4/30/2011	4.875%	2,000,000	2,022,266
7/31/2011 +	4.875%	1,000,000	1,011,602
8/31/2011	4.625%	300,000	300,328
11/15/2013 +	4.250%	200,000	195,633
2/15/2015	4.000%	200,000	191,445
5/15/2016 +	5.125%	2,000,000	2,074,688
			19,530,039
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $33,427,061)			33,387,735

CORPORATE NOTES - 2.25%
Holding Companies-Diversified - 1.85%
Leucadia National Corp.
8/15/2013	7.75%	1,550,000	1,604,250
Transportation - 0.40%
Sea Containers Ltd. +@
2/15/2008	7.875%	426,000	340,800

TOTAL CORPORATE NOTES
(Cost $2,029,838)			1,945,050

	Number of
	Contracts	Value
PURCHASED CALL OPTIONS - 0.26%
AT&T, Inc. expiring January, 2007 at $25.00	300	226,500

TOTAL PURCHASED CALL OPTIONS
(Cost $41,080)		226,500

	Rate#	Shares	Value
MONEY MARKET MUTUAL FUNDS - 1.95%
Blackrock TempCash Liquidity Fund	5.21%	1,692,815	1,692,815
TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $1,692,815)			1,692,815

TOTAL INVESTMENTS - 100.87%
(Cost $80,363,381)			87,408,567
Liabilities in Excess of Other Assets - (0.87)%			(751,099)
NET ASSETS - 100.00%			$86,657,468

*	Non Income Producing Security
#	Rate disclosed is as of September 30, 2006
+	This security or a portion of this security is out on loan at September 30, 2006.
Total loaned securities had a market value of $22,353,267 at September 30, 2006.
^	Security subject to call option written by the Fund.
@	Subsequent to September 30, 2006, Sea Containers Ltd., filed for Chapter 11 bankruptcy.

See Notes to Quarterly Schedule of Investments

SCHEDULE OF OPTIONS WRITTEN

	Number
Company	of Contracts	Value
COVERED CALL OPTIONS WRITTEN
Adobe Systems, Inc.
expiring November, 2006 at $40.00	15	$(1,162)
Affiliated Computer Services, Inc.
expiring October, 2006 at $55.00	20	(600)
Amkor Tech
expiring December, 2006 at $7.50	1,244	(49,760)
Anadarko Petroleum Corp.
expiring November, 2006 at $55.00	20	(300)
AON Corp.
expiring October, 2006 at $37.50	35	(262)
Apache Corp.
expiring October, 2006 at $80.00	16	(40)
Apple Computer, Inc.
expiring October, 2006 at $70.00	25	(20,000)
Applied Materials, Inc.
expiring January, 2007 at $17.50	25	(3,437)
Archer-Daniels-Midland Co.
expiring October, 2006 at $45.00	100	(250)
expiring December, 2006 at $40.00	50	(7,875)
AT&T, Inc.
expiring October, 2006 at $27.50	150	(76,500)
expiring January, 2007 at $32.50	200	(29,000)
Baker Hughes, Inc.
expiring October, 2006 at $90.00	15	(37)
Bank of America Corp.
expiring January, 2007 at $52.50	80	(20,000)
The Bank of New York Co., Inc.
expiring October, 2006 at $35.00	30	(2,550)
Baxter International, Inc.
expiring November, 2006 at $47.50	15	(937)
The Bear Stearns Cos., Inc.
expiring October, 2006 at $150.00	14	(350)
Bed Bath & Beyond, Inc.
expiring November, 2006 at $37.50	10	(1,900)
Biogen Idec, Inc.
expiring October, 2006 at $45.00	15	(1,238)
BMC Software, Inc.
expiring November, 2006 at $25.00	15	(4,162)
Bristol-Myers Squibb Co.
expiring November, 2006 at $25.00	30	(3,075)
expiring December, 2006 at $25.00	300	(36,750)
Campbell Soup Co.
expiring January, 2007 at $40.00	16	(600)
Caremark Rx, Inc.
expiring December, 2006 at $60.00	16	(2,480)
Caterpillar, Inc.
expiring November, 2006 at $80.00	10	(75)
Chevron Corp.
expiring October, 2006 at $70.00	15	(112)
Cisco Systems, Inc.
expiring January, 2007 at $22.50	30	(5,325)
CIT Group, Inc.
expiring October, 2006 at $55.00	12	(90)
Coach, Inc.
expiring November, 2006 at $32.50	23	(6,957)
Comcast Corp.
expiring October, 2006 at $35.00	30	(6,225)
Comverse Technology, Inc.
expiring October, 2006 at $25.00	20	(150)
ConocoPhillips
expiring November, 2006 at $80.00	25	(62)
Corning, Inc.
expiring November, 2006 at $22.50	50	(13,625)
CVS Corp.
expiring November, 2006 at $35.00	20	(800)
Deere & Co.
expiring November, 2006 at $80.00	8	(5,040)
Dillard’s, Inc.
expiring November, 2006 at $35.00	84	(5,670)
Dress Barn, Inc.
expiring October, 2006 at $17.50	240	(106,800)
expiring October, 2006 at $20.00	130	(29,250)
expiring December, 2006 at $17.50	120	(60,600)
expiring December, 2006 at $22.50	56	(10,220)
Duke Energy Corp.
expiring January, 2007 at $32.50	30	(900)
E*Trade Financial Co
expiring October, 2006 at $25.00	40	(1,500)
eBay, Inc.
expiring October, 2006 at $27.50	22	(3,905)
EOG Resources, Inc.
expiring November, 2006 at $75.00	12	(1,200)
Exxon Mobil Corp.
expiring October, 2006 at $75.00	25	(63)

First Data Corp.
expiring November, 2006 at $45.00	25	(1,437)
General Cable Corp.
expiring November, 2006 at $40.00	150	(33,000)
Genzyme Corp.
expiring October, 2006 at $75.00	15	(188)
Gilead Sciences, Inc.
expiring November, 2006 at $70.00	25	(6,250)
Goldman Sachs Group, Inc.
expiring November, 2006 at $180.00	9	(1,733)
Group 1 Automotive, Inc.
expiring October, 2006 at $45.00	42	(23,100)
expiring October, 2006 at $50.00	60	(11,550)
Halliburton Co.
expiring October, 2006 at $37.50	25	(63)
Hess Corp.
expiring November, 2006 at $60.00	15	(38)
Hewlett-Packard Co.
expiring November, 2006 at $37.50	35	(5,075)
Hilton Hotels Corp.
expiring January, 2007 at $30.00	20	(1,900)
Hospira, Inc.
expiring November, 2006 at $50.00	35	(350)
Ingersoll-Rand Co. Ltd.
expiring December, 2006 at $40.00	20	(2,100)
Intuit, Inc.
expiring October, 2006 at $32.50	25	(1,500)
JC Penney Co., Inc.
expiring November, 2006 at $70.00	6	(1,395)
KB Home
expiring October, 2006 at $35.00	4	(3,600)
King Pharmaceuticals, Inc.
expiring January, 2007 at $17.50	15	(1,613)
Lehman Brothers Holdings, Inc.
expiring October, 2006 at $72.50	22	(6,160)
Lexmark International, Inc.
expiring October, 2006 at $60.00	16	(1,000)
McDermott International, Inc.
expiring October, 2006 at $45.00	125	(5,938)
expiring November, 2006 at $45.00	125	(20,000)
Medco Health Solutions, Inc.
expiring October, 2006 at $65.00	15	(150)
Merck & Co., Inc.
expiring October, 2006 at $37.50	14	(6,370)
Merrill Lynch & Co., Inc.
expiring November, 2006 at $80.00	16	(2,840)
Metlife, Inc.
expiring December, 2006 at $60.00	24	(1,680)
Monsanto Co.
expiring October, 2006 at $47.50	30	(3,375)
Morgan Stanley
expiring October, 2006 at $70.00	30	(10,200)
National Semiconductor Corp.
expiring October, 2006 at $22.50	18	(2,610)
Nordstrom, Inc.
expiring November, 2006 at $45.00	25	(2,813)
Nucor Corp.
expiring October, 2006 at $50.00	80	(15,200)
Nvidia Corp.
expiring October, 2006 at $27.50	40	(10,600)
expiring November, 2006 at $35.00	30	(1,875)
Occidental Petroleum Corp.
expiring November, 2006 at $50.00	30	(4,575)
OfficeMax, Inc.
expiring November, 2006 at $47.50	13	(390)
Paychex, Inc.
expiring December, 2006 at $37.50	15	(1,575)
PepsiCo, Inc.
expiring October, 2006 at $65.00	10	(1,200)
The Progressive Corp.
expiring November, 2006 at $23.75	15	(1,913)
Qualcomm, Inc.
expiring October, 2006 at $40.00	25	(562)
Quest Diagnostics, Inc.
expiring November, 2006 at $65.00	8	(440)
Rowan Cos., Inc.
expiring October, 2006 at $40.00	23	(58)
Sotheby’s
expiring November, 2006 at $30.00	150	(53,250)
Sprint Nextel Corp.
expiring November, 2006 at $17.50	30	(1,875)
Starbucks Corp.
expiring October, 2006 at $32.50	8	(1,580)
Stryker Corp.
expiring December, 2006 at $55.00	25	(1,250)
Sunoco, Inc.
expiring November, 2006 at $85.00	12	(90)
Symantec Corp.
expiring October, 2006 at $17.50	20	(7,700)
Tellabs, Inc.
expiring December, 2006 at $12.50	30	(1,500)

Textron, Inc.
expiring December, 2006 at $95.00	5	(725)
Time Warner, Inc.
expiring October, 2006 at $18.00	40	(2,000)
TXU Corp.
expiring October, 2006 at $70.00	20	(200)
United States Steel Corp.
expiring October, 2006 at $65.00	50	(1,875)
UnitedHealth Group, Inc.
expiring December, 2006 at $50.00	10	(2,450)
US Bancorp
expiring December, 2006 at $32.50	20	(3,050)
Verizon Communications
expiring October, 2006 at $35.00	200	(43,000)
expiring January, 2007 at $37.50	75	(9,188)
Wachovia Corp.
expiring October, 2006 at $55.00	15	(2,250)
Walt Disney Co.
expiring October, 2006 at $30.00	20	(2,500)
Washington Mutual, Inc.
expiring October, 2006 at $45.00	80	(1,800)
expiring October, 2006 at $47.50	80	(200)
Wells Fargo & Co.
expiring October, 2006 at $35.00	20	(2,950)
Yahoo!, Inc.
expiring October, 2006 at $30.00	20	(150)

TOTAL COVERED CALL OPTIONS WRITTEN
(Premiums received $632,014)		(857,833)

PUT OPTIONS WRITTEN
Akamai Technologies, Inc.
expiring October, 2006 at $35.00	166	$(415)
expiring November, 2006 at $40.00	200	(21,000)
AT&T, Inc.
expiring October, 2006 at $25.00	100	(250)
expiring January, 2007 at $30.00	100	(6,250)
Bank of America Corp.
expiring October, 2006 at $52.50	80	(2,600)
Big Lots, Inc.
expiring October, 2006 at $17.50	100	(750)
expiring November, 2006 at $17.50	200	(7,000)
expiring January, 2007 at $17.50	200	(13,500)
BMC Software, Inc.
expiring November, 2006 at $25.00	500	(20,000)
Bristol-Myers Squibb Co.
expiring December, 2006 at $22.50	100	(4,250)
ConocoPhillips
expiring November, 2006 at $55.00	100	(7,750)
Consolidated Edison, Inc.
expiring November, 2006 at $45.00	100	(5,000)
Dillard’s, Inc.
expiring November, 2006 at $30.00	500	(22,500)
Dress Barn, Inc.
expiring October, 2006 at $17.50	100	(250)
Duke Energy Corp.
expiring October, 2006 at $27.50	300	(750)
expiring October, 2006 at $30.00	50	(1,250)
expiring November, 2006 at $30.00	100	(6,250)
General Cable Corp.
expiring November, 2006 at $35.00	150	(19,125)
Gymboree Corp.
expiring November, 2006 at $40.00	50	(9,125)
Illumina, Inc.
expiring October, 2006 at $35.00	200	(61,000)
expiring November, 2006 at $30.00	74	(12,210)
McDermott International, Inc.
expiring November, 2006 at $35.00	75	(4,125)
Merck & Co., Inc.
expiring October, 2006 at $40.00	100	(3,000)
expiring November, 2006 at $40.00	50	(3,375)
Sotheby’s
expiring October, 2006 at $30.00	150	(6,000)
Southwest Airlines Co.
expiring December, 2006 at $17.50	900	(117,000)
United States Steel Corp.
expiring November, 2006 at $50.00	10	(1,000)
US Bancorp
expiring December, 2006 at $32.50	200	(8,500)
Verizon Communications
expiring October, 2006 at $30.00	100	(250)
expiring January, 2006 at $32.50	150	(4,125)
expiring January, 2007 at $35.00	75	(5,625)

TOTAL PUT OPTIONS WRITTEN
(Premiums received $528,904)		(374,225)

TOTAL OPTIONS WRITTEN
(Premiums received $1,160,918)		(1,232,058)

See Notes to Quarterly Schedule of Investments

BRIDGEWAY FUNDS, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

1.                     Organization:

Bridgeway Funds, Inc. (“Bridgeway”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Bridgeway is organized as a series fund which currently has 11 investment funds (collectively, the “Funds”):  Aggressive Investors 1, Aggressive Investors 2, Ultra-Small Company, Ultra-Small Company Market, Micro-Cap Limited, Small-Cap Growth, Small-Cap Value, Large-Cap Growth, Large-Cap Value, Blue Chip 35 Index, and Balanced Funds.

Bridgeway is authorized to issue 1,000,000,000 shares of common stock at $0.001 per share for each Fund. 15,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares each have been classified into the Aggressive Investors 2 and Blue Chip 35 Index Funds. 5,000,000 shares have been classified into the Ultra Small Company Fund. 100,000,000 shares have been classified in the Ultra Small Company Market Fund. 10,000,000 shares have been classified in the Micro Cap Limited Fund. 100,000,000 of class N shares each have been classified into the Small Cap Growth, Small Cap Value, Large Cap Growth, and Large Cap Value Funds. 50,000,000 shares have classified into the Balanced Fund.

Amounts disclosed above for each Fund that have been authorized do not include Class R shares, of which there are none currently issued.

The Aggressive Investors 1 Fund and the Micro-Cap Limited Fund are closed to new investors. The Ultra-Small Company Fund is closed to all investors.

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 and 2 Funds seek to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three years or more).

The Ultra Small Company, Ultra Small Company Market, Micro Cap Limited, Small Cap Growth, Small Cap Value, and Large Cap Growth Funds seek to provide a long-term total return of capital, primarily through capital appreciation.

The Blue Chip 35 Index and Large Cap Value Funds seek to provide long-term total return of capital, primarily through capital appreciation but also some income.

The Balanced Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the Adviser for all of the Funds.

2.                     Significant Accounting Policies:

The following is a summary of significant accounting policies followed in the preparation of the financial statements of the Funds.

Securities, Options, Futures and other Investments Valuation

Other than options, portfolio securities that are principally traded on a national securities exchange are valued at their last sale on the principal exchange on which they are traded prior to the close of the New York Stock Exchange (“NYSE”), on each day the NYSE is open for business. Portfolio securities other than options that are principally traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange or NOCP in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Short-term fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Options are valued at the average of the best bid and best asked quotations. Other investments for which no sales are reported are valued at the latest bid price in accordance with the pricing policy established by the Board of Directors.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Securities Lending

Upon lending its securities to third parties, the Fund receives compensation in the form of fees. The Fund also continues to receive dividends on the securities loaned. The loans are secured by collateral at least equal to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

As of September 30, 2006, the following Funds had securities on loan and received U.S. Treasury securities as collateral with market values of:

	Mkt Value of	Mkt Value of Collateral
Fund Name	Securities on Loan	(U.S.Treasury securities)
Aggressive Investors 1 Fund	$112,223,553	$117,517,964
Aggressive Investors 2 Fund	$183,331,896	$191,310,019
Ultra Small Company Fund	$15,660,508	$16,580,870
Ultra Small Company Market Fund	$137,978,963	$149,204,193
Micro-Cap Limited Fund	$10,564,412	$11,117,638
Small Cap Growth Fund	$55,620,033	$58,341,051
Small Cap Value Fund	$40,106,518	$42,200,841
Large Cap Growth Fund	$28,832,911	$29,643,754
Large Cap Value Fund	$29,355,392	$30,256,741
Blue Chip 35 Index Fund	$18,428,174	$18,975,337
Balanced Fund	$22,353,267	$23,014,615

It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Risks and Uncertainties

The Funds provide for various investment options, including stocks and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements and financial highlights.

Security Transactions, Expenses, Gains and Losses and Allocations

Bridgeway expenses that are not series fund specific are allocated to each series based upon its relative proportion of net assets to Bridgeway’s total net assets. Fees provided for under the Rule 12b-1 plan of a particular class of the fund are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Futures Contracts

A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. The Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Fund’s activities in the futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks on a periodic basis. Pursuant to a contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2006 none of the Funds had futures contracts open.

Options

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by the Fund for the purchase of a call or a put option is included in the Fund’s Schedule of Investments as an investment and subsequently marked to market to reflect the current market value of the option. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If  an option that the Fund has written either expires on its stipulated expiration date, or if the Fund enters into closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that the Fund has written is assigned, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally  received.

If a put option that the Fund has written is assigned, the amount of the premium originally received reduces the costs of the security that the Fund purchased upon exercise of the option. Buying calls increases the Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit the Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes. As of September 30, 2006, the Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, and Balanced Fund held $255,750, $248,000, and $226,500 in purchased options., respectively.

Covered Call Options and Secured Puts

The Aggressive Investors 1 Fund, Aggressive Investors 2 Fund, and Balanced Fund may write call options on a covered basis, that is, the Fund will own the underlying security, or the Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income, through the receipt of premiums. The option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes. Only Balanced Fund had outstanding written options as of September 30, 2006.

A summary of the option transactions written by the Balanced Fund follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, June 30, 2006	4,039	$509,456	4,886	$545,587
Positions Opened	7,219	907,076	7,446	747,822
Exercised	(1,653)	(241,419)	(656)	(87,184)
Expired	(3,528)	(484,889)	(3,918)	(377,418)
Closed	(500)	(58,210)	(2,478)	(299,903)
Split	86	—	—	—
Outstanding, September 30, 2006	5,663	$632,014	5,280	$528,904
Market Value, September 30, 2006		$857,833		$374,225

Indemnification

Under the Company’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3.                     Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax is provided.

The amount of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2006, were as follows:

Bridgeway Aggressive Investors 1 Fund
Aggregate unrealized gain	$73,628,358
Aggregate unrealized loss	(18,634,249)
Net gain (loss)	54,994,109
Cost of investments	$330,941,196

Bridgeway Aggressive Investors 2 Fund:
Aggregate unrealized gain	$62,820,091
Aggregate unrealized loss	(38,441,305)
Net gain (loss)	24,378,786
Cost of investments	$547,853,487

Bridgeway Ultra Small Company Fund
Aggregate unrealized gain	$28,380,169
Aggregate unrealized loss	(4,963,907)
Net gain (loss)	23,416,262
Cost of investments	$97,917,047

Bridgeway Ultra Small Company Market Fund:
Aggregate unrealized gain	$360,824,052
Aggregate unrealized loss	(47,842,428)
Net gain (loss)	312,981,624
Cost of investments	$788,155,851

Bridgeway Micro Cap Limited Fund:
Aggregate unrealized gain	$9,942,427
Aggregate unrealized loss	(3,163,341)
Net gain (loss)	6,779,086
Cost of investments	$64,348,747

Bridgeway Small-Cap Growth Fund
Aggregate unrealized gain	$33,076,611
Aggregate unrealized loss	(15,241,429)
Net gain (loss)	17,835,182
Cost of investments	$182,539,068

Bridgeway Small-Cap Value Fund
Aggregate unrealized gain	$51,070,769
Aggregate unrealized loss	(9,628,398)
Net gain (loss)	41,442,371
Cost of investments	$221,338,501

Bridgeway Large-Cap Growth Fund
Aggregate unrealized gain	$13,925,501
Aggregate unrealized loss	(2,952,856)
Net gain (loss)	10,972,645
Cost of investments	$89,924,464

Bridgeway Large-Cap Value Fund
Aggregate unrealized gain	$11,170,586
Aggregate unrealized loss	(578,154)
Net gain (loss)	10,592,432
Cost of investments	$62,638,649

Bridgeway Blue Chip 35 Index Fund:
Aggregate unrealized gain	$8,622,332
Aggregate unrealized loss	(404,259)
Net gain (loss)	8,218,073
Cost of investments	$48,020,837

Bridgeway Balanced Fund:
Aggregate unrealized gain	$8,294,311
Aggregate unrealized loss	(1,205,325)
Net gain (loss)	7,088,986
Cost of investments	$80,319,581

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)(the “Act”) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers  have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIDGEWAY FUNDS, INC.

By:	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael D. Mulcahy
Michael D. Mulcahy
President and Principal Executive Officer

Date:	November 28, 2006

By:	/s/ Linda Giuffre
Linda Giuffre
Treasurer and Principal Financial Officer

Date:	November 28, 2006